UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2014

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
October 31, 2014
		Value
Shares		(note 2)

Investment companies - 68.43%

Alternatives - 9.32%

177,284	ASG Global Alternatives
	Fund	$ 1,983,810
171,658	Sprott Physical Gold Trust *	1,661,649
115,928	Templeton Hard Currency
	Fund *	1,049,146
2,652	TIAA-CREF Asset Management Core Property
	Fund LP (b)(c)	1,311,071
		6,005,676

Equity - 34.24%

110,776	Calamos Market Neutral
	Income Fund	1,438,978
49,715	Gateway Fund	1,462,619
99,353	Graphite Enterprise Trust plc	910,698
42,112	HarbourVest Global Private
	Equity Ltd *	516,503
192,111	Henderson Global Equity
	Income Fund (a)	1,536,891
48,996	Henderson Global
	Technology Fund (a) *	1,371,400
26,898	iShares Core High Dividend
	ETF	2,061,194
35,755	iShares MSCI EAFE
	Minimum Volatility Index
	Fund	2,297,259
30,652	iShares MSCI Emerging
	Markets Index Fund	1,291,982
29,514	iShares MSCI Emerging
	Markets Minimum Volatility
	ETF	1,787,368
15,822	iShares Russell 1000 Value
	ETF	1,617,008
14,885	iShares Russell 2000 Value
	ETF	1,489,691
37,401	NB Private Equity Partners
	Ltd	424,501
21,000	Pantheon International
	Participation plc *	400,437
75,545	PowerShares International
	Dividend Achievers Portfolio	1,387,006
26,054	Vanguard Dividend
	Appreciation ETF	2,058,005
		22,051,540

Fixed income - 24.87%

129,284	Henderson Strategic Income
	Fund (a)	1,168,732
297,039	Henderson Unconstrained
	Bond Fund (a)	2,961,479
13,709	iShares Global High Yield
	Corporate Bond Fund	713,142
10,757	iShares iBoxx $ High Yield
	Corporate Bond Fund	995,345
7,451	iShares iBoxx Investment
	Grade Corporate Bond Fund	889,202
11,483	iShares JP Morgan USD
	Emerging Markets Bond
	Fund	1,316,871
24,490	iShares TIPS Bond ETF	2,769,329
176,416	MSIF Multi-Asset Portfolio	2,094,060
14,379	PIMCO Enhanced Short
	Maturity ETF	1,456,593
67,780	PowerShares Senior Loan
	Portfolio	1,652,476
		16,017,229

	Total investment
	companies
	(Cost $41,761,503)	44,074,445

Short-term investment - 29.98%

19,312,134	Fidelity Institutional Treasury
	Portfolio (d)	19,312,134

	Total short-term
	investment
	(Cost $19,312,134)	19,312,134

Total investments - 98.41%
	(Cost $61,073,637)	63,386,579

Financial Derivative Instruments, net (e)
(Cost or Premiums, net $0)– (0.30)%		(193,438)

Net other assets and liabilities –
1.89%		1,219,926

Total net assets – 100.00%		$ 64,413,067

*	Non-income producing security

(a)	Affiliated holding, see notes to portfolio of investments for further information.

(b)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Fair valued at October 31, 2014 as determined in good faith using procedures approved by the Board of Trustees.

(d)	This short-term investment has been segregated for open futures contracts, unfunded commitments and forward foreign currency contracts at October 31, 2014.

(e)	Information with respect to financial derivative instruments is disclosed in the following tables.

ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
October 31, 2014 (continued)

(e) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

				Unrealized
				appreciation/
			Current	(depreciation)
	Number of	Expiration	notional
	Contracts	Date	value	Asset	Liability
EURO STOXX 50 Index (Long)	32	12/19/14	$ 1,243,526	$ -	$ (39,349)
FTSE 100 Index (Long)	44	12/19/14	4,579,015	-	(141,518)
KOSPI 200 Index (Long)	11	12/11/14	1,287,603	-	(69,323)
Nikkei 225 Index (Long)	22	12/11/14	3,229,735	140,373	-
Total				$ 140,373	$ (250,190)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Long)	State Street Bank, London	11/26/14	1,293	$ 2,068,031	$ -	$ (31,968)
British Pound (Short)	State Street Bank, London	11/26/14	1,308	2,091,621	73,362	-
Euro (Short)	State Street Bank, London	11/26/14	840	1,052,794	59,169	-
Japanese Yen (Long)	State Street Bank, London	11/26/14	276,164	2,459,002	-	(194,466)
Japanese Yen (Short)	State Street Bank, London	11/26/14	24,114	214,718	10,282	-
Total					$ 142,813	$ (226,434)

				Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS				$ -	$ 283,186	$ (476,624)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund

October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Investment Companies	$42,763,374	$—	$1,311,071	$44,074,445
Short-term Investment	19,312,134	—	—	19,312,134
Total Investments	62,075,508	—	1,311,071	63,386,579

Financial Derivative Instruments – Assets
Over-the-counter	—	142,813	—	142,813
Exchange-traded or centrally-cleared	140,373	—	—	140,373
Total Financial Derivative Instruments – Assets	$140,373	$142,813	$—	$283,186

Liabilities
Financial Derivative Instruments – Liabilities
Over-the-counter	—	(226,434)	—	(226,434)
Exchange-traded or centrally-cleared	(250,190)	—	—	(250,190)
Total Financial Derivative Instruments – Liabilities	$(250,190)	$(226,434)	$—	$(476,624)

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2014
Investment Companies
TIAA-CREF Asset Management Core Property Fund LP	$0	$0	$0	$6,071	$1,305,000	$0	$0	$0	$1,311,071
Total	$0	$0	$0	$6,071	$1,305,000	$0	$0	$0	$1,311,071

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2014 was $6,071.

The Fund’s Advisor has determined that TIAA-CREF Asset Management Core Property Fund LP (“CPF”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The CPF is a private Delaware limited partnership that provides monthly liquidity to its investors and invests its contributed capital in a TIAA-CREF REIT. The REIT is a limited partnership which in turn invests in a TIAA-CREF operating partnership. The investments of the operating partnership include real property assets. As a result, the monthly valuations prepared by the CPF and assignment of a net asset value per share are ultimately driven by changes in the valuation of the underlying real property assets in the operating partnership. All of the investments in real estate are appraised annually by an independent third-party appraiser. The CPF’s policy is to report all such investments, as well as related debt at fair value under US Generally Accepted Accounting Principles based on the appraised value. The annual appraisals are conducted on a rolling basis such that approximately 25% of the portfolio receives an annual full appraisal each quarter. In addition, each appraisal is updated quarterly under the direction of an independent, third-party appraisal firm. The significant unobservable inputs used in the fair value measurement and appraisal of the real property assets include: a) an extensive market study, including a thorough analysis of current market conditions and trends as they impact supply, demand and absorption of the relevant property type; b)thorough description of the site and improvements, including a site plan and renderings of the improvements if available; c) estimate of the value of the land; d) estimate of the value of the property using a cost approach; e) estimate of the market value of the property using a sales comparison approach; and f) estimate of the value of the property using a detailed income capitalization approach that includes several diagnostic inputs. Significant changes in any of those inputs in isolation would result in a significant change in the fair value measurement.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2014
		Value
Shares		(note 2)

Common stocks - 81.42%

Australia - 1.76%
34,121	Amcor, Ltd.	$ 351,910
41,623	Toll Holdings, Ltd.	207,316
		559,226

Canada - 1.18%
8,428	BCE, Inc.	374,270

China - 1.06%
268,000	PetroChina Co., Ltd., Class H	335,901

France - 4.59%
7,409	Nexity S.A.	265,911
37,074	Orange S.A.	590,730
8,752	Rexel S.A.	147,020
7,670	Total S.A.	455,785
		1,459,446

Germany - 5.63%
3,782	Bayer AG	537,687
4,062	Deutsche Boerse AG	277,472
13,808	Deutsche Post AG	433,539
1,285	Muenchener Rueckversicherungs-Gesellschaft AG	252,575
8,061	RWE AG	285,472
		1,786,745

Hong Kong - 2.40%
74,000	Shanghai Industrial Holdings, Ltd.	227,578
123,000	SJM Holdings, Ltd.	259,159
21,000	Swire Pacific, Ltd., Class A	275,662
		762,399

Ireland - 1.40%
7,085	Seagate Technology plc	445,151

Italy - 0.91%
13,642	ENI SpA	290,623

Japan - 3.44%
22,000	Daiwa Securities Group, Inc.	168,636
95,600	Mizuho Financial Group, Inc.	170,220
22,500	NTT DoCoMo, Inc.	372,980
8,900	Takeda Pharmaceutical Co., Ltd.	380,682
		1,092,518

Luxembourg - 0.59%
2,018	RTL Group S.A.	187,540

Netherlands - 3.79%
6,943	Nielsen N.V.	295,008
19,630	Reed Elsevier N.V.	451,767

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2014 (continued)

		Value
Shares		(note 2)
8,776	Unilever N.V.	$ 340,322
4,326	Wolters Kluwer N.V.	115,416
		1,202,513

Norway - 1.01%
14,134	Statoil ASA	320,611

Portugal - 0.88%
48,536	NOS SGPS	278,143

Switzerland - 7.08%
4,499	Garmin, Ltd.	249,604
4,891	Nestle S.A.	357,872
5,037	Novartis AG	467,499
2,296	Roche Holding AG	677,000
1,645	Zurich Insurance Group AG *	497,184
		2,249,159

Taiwan - 0.95%
13,696	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	301,586

United Kingdom - 18.49%
7,018	AstraZeneca plc	510,085
9,247	BHP Billiton plc	238,232
8,593	British American Tobacco plc	487,579
31,024	Centrica plc	150,128
81,982	GKN plc	417,046
25,174	Hiscox, Ltd.	274,245
46,834	HSBC Holdings plc	479,116
8,479	Imperial Tobacco Group plc	367,716
118,232	ITV plc	383,946
91,150	Legal & General Group plc	336,827
13,420	Prudential plc	309,676
8,305	Rio Tinto plc	394,779
12,525	Royal Dutch Shell plc, Class A	447,910
65,319	Standard Life plc	411,380
77,526	Vodafone Group plc	257,090
20,873	WPP plc	406,697
		5,872,452

United States - 26.26%
8,454	Baxter International, Inc.	592,964
16,769	Cisco Systems, Inc.	410,337
1,934	Cummins, Inc.	282,712
2,436	Deere & Co.	208,375
4,020	Eaton Corp., plc	274,928
15,008	General Electric Co.	387,356
8,531	JPMorgan Chase & Co.	515,955
5,958	L Brands, Inc.	429,691
4,158	Las Vegas Sands Corp.	258,877
2,068	Lockheed Martin Corp.	394,099
13,469	Microsoft Corp.	632,370

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2014 (continued)
		Value
Shares		(note 2)
2,085	National Oilwell Varco, Inc.	$ 151,454
17,040	Pfizer, Inc.	510,348
6,072	PNC Financial Services Group, Inc.	524,560
3,554	QUALCOMM, Inc.	279,025
7,588	Reynolds American, Inc.	477,361
7,423	Six Flags Entertainment Corp.	299,147
3,800	Stanley Black & Decker, Inc.	355,832
2,786	Texas Instruments, Inc.	138,353
3,265	United Parcel Service, Inc., Class B	342,531
1,065	Verizon Communications, Inc.	53,463
5,761	Verizon Communications, Inc.	289,490
9,992	Wells Fargo & Co.	530,475
		8,339,703
Total common stocks
(Cost $25,685,643)		25,857,986

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds - 12.30%

		France – 0.36%
USD	100,000	BNP Paribas S.A. (a) (b) (c)	7.195%	6/25/37	115,563

		Luxembourg – 1.46%
USD	200,000	Altice S.A. (b)	7.750%	5/15/22	210,500
USD	56,000	Intelsat Jackson Holdings S.A.	5.500%	8/1/23	56,350
USD	200,000	Wind Acquisition Finance S.A. (b)	7.375%	4/23/21	196,000
					462,850

		Spain – 0.57%
USD	175,000	BBVA International Preferred SAU (a) (c)	5.919%	4/18/17	179,375

		Switzerland – 0.67%
USD	200,000	Credit Suisse Group AG (a) (b) (c)	7.500%	12/11/23	213,060

		United Kingdom – 2.59%
GBP	100,000	AA Bond Co., Ltd.	9.500%	7/31/19	176,927
USD	200,000	Barclays Bank plc (a) (c)	6.860%	6/15/32	221,450
USD	200,000	Lloyds Banking Group plc (a) (b) (c)	6.657%	5/21/37	216,000
USD	100,000	Prudential plc (c)	6.500%	12/23/14	101,000
USD	100,000	Royal Bank of Scotland Group plc	6.100%	6/10/23	108,296
					823,673

		United States – 6.65%
USD	200,000	Avis Budget Car Rental LLC	5.500%	4/1/23	202,000
USD	100,000	CCO Holdings LLC	7.375%	6/1/20	107,437
USD	50,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	54,188
USD	100,000	CHS/Community Health Systems, Inc.	8.000%	11/15/19	108,250
USD	100,000	Constellation Brands, Inc.	4.250%	5/1/23	100,750
USD	150,000	Dresdner Funding Trust I (b)	8.151%	6/30/31	175,875
USD	149,000	First Data Corp.	10.625%	6/15/21	172,467
USD	100,000	HBOS Capital Funding LP (c)	6.850%	12/23/14	100,613

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	175,000	HCA, Inc.	5.875%	5/1/23	$ 188,562
USD	25,000	Infor US, Inc.	9.375%	4/1/19	27,281
USD	175,000	Iron Mountain, Inc.	6.000%	8/15/23	185,500
USD	150,000	Regal Entertainment Group	5.750%	2/1/25	142,500
USD	90,000	Service Corp. International	8.000%	11/15/21	106,200
USD	90,000	Sprint Communications, Inc. (b)	7.000%	3/1/20	100,845
USD	68,000	Sprint Corp. (b)	7.125%	6/15/24	70,125
USD	50,000	T-Mobile USA, Inc.	6.836%	4/28/23	53,063
USD	50,000	Tenet Healthcare Corp.	8.125%	4/1/22	57,438
USD	125,000	Verizon Communications, Inc.	6.550%	9/15/43	157,805
					2,110,899
	Total corporate bonds
	(Cost $3,823,152)				3,905,420

Shares

REITs - 0.67%

	France - 0.67%
	2,662	ICADE			211,795
	Total REITs
	(Cost $266,441)				211,795
	Total long-term investments
	(Cost $29,775,236)				29,975,201
Short-term investment - 4.43%
	1,406,781	Fidelity Institutional Treasury Portfolio			1,406,781
	Total short-term investment
	(Cost $1,406,781)				1,406,781
Total investments - 98.82%
	(Cost $31,182,017)				31,381,982

Net other assets and liabilities – 1.18%					376,105
Total net assets – 100.00%					$ 31,758,087

*	Non-income producing security
(a)	Variable or Floating rate interest rate security. Rate presented represents rate at October 31, 2014.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2014, the restricted securities held by the Fund had an aggregate value of $1,297,968, which represented 4.1% of net assets.

(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	9.71%
Diversified Banks	6.11
Integrated Oil & Gas	5.83
Tobacco	4.20
Integrated Telecommunication Services	4.12
Life & Health Insurance	3.65
Air Freight & Logistics	3.10
Packaged Foods & Meats	2.20
Communications Equipment	2.17
Diversified Metals & Mining	1.99
Systems Software	1.99
Wireless Telecommunication Services	1.98
Industrial Conglomerates	1.94
Health Care Equipment	1.87
Broadcasting	1.80
Publishing	1.79
Regional Banks	1.65
Casinos & Gaming	1.63
Other Diversified Financial Services	1.62
Multi-line Insurance	1.57
Construction & Farm Machinery & Heavy Trucks	1.55
Computers-Memory Devices	1.40
Semiconductors	1.38
Multi-Utilities	1.37
Apparel Retail	1.35
Auto Parts & Equipment	1.31
Advertising	1.28
Telecommunication Services	1.28
Aerospace & Defense	1.24
Industrial Machinery	1.12
Money Center Banks	1.12
Paper Packaging	1.11
Leisure Facilities	0.94
Research & Consulting Services	0.93
Cable & Satellite	0.88
Specialized Finance	0.87
Diversified Real Estate Activities	0.87
Electrical Components & Equipment	0.87
Property & Casualty Insurance	0.86
Homebuilding	0.84
Telephone-Integrated	0.81
Reinsurance	0.79
Consumer Electronics	0.79
Medical-Hospitals	0.69
Diversified Banking Institution	0.67
Diversified REITs	0.67
Rental Auto/Equipment	0.64
Health Care Services	0.59
Diversified Support Services	0.58
Auto Repair Centers	0.56
Data Processing/Management	0.54
Investment Banking & Brokerage	0.53
Oil & Gas Equipment & Services	0.48
Trading Companies & Distributors	0.46
Movies & Entertainment	0.45
Cellular Telecommunications	0.39
Cable TV	0.34
Funeral Services & Related Items	0.33
Distillers & Vintners	0.32
Satellite Telecommunications	0.18
Enterprise Software/Services	0.09
Long-Term Investments	94.39
Short-Term Investment	4.43
Total Investments	98.82
Net Other Assets and Liabilities	1.18
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$559,226	$—	$—	$559,226
Canada	374,270	—	—	374,270
China	335,901	—	—	335,901
France	1,459,446	—	—	1,459,446
Germany	1,786,745	—	—	1,786,745
Hong Kong	762,399	—	—	762,399
Ireland	445,151	—	—	445,151
Italy	290,623	—	—	290,623
Japan	1,092,518	—	—	1,092,518
Luxembourg	187,540	—	—	187,540
Netherlands	1,202,513	—	—	1,202,513
Norway	320,611	—	—	320,611
Portugal	278,143	—	—	278,143
Switzerland	2,249,159	—	—	2,249,159
Taiwan	301,586	—	—	301,586
United Kingdom	5,872,452	—	—	5,872,452
United States	8,339,703	—	—	8,339,703
Total Common Stocks	25,857,986	—	—	25,857,986
Corporate Bonds
France	—	115,563	—	115,563
Luxembourg	—	462,850	—	462,850
Spain	—	179,375	—	179,375
Switzerland	—	213,060	—	213,060
United Kingdom	—	823,673	—	823,673
United States	—	2,110,899	—	2,110,899
Total Corporate Bonds	—	3,905,420	—	3,905,420
REITs
France	211,795	—	—	211,795
Total REITs	211,795	—	—	211,795
Short-Term Investment	1,406,781	—	—	1,406,781

Total Investments	$27,476,562	$3,905,420	$—	$31,381,982

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
October 31, 2014

		Value
Shares		(note 2)

Common stocks – 89.29%

	Australia - 0.15%
446,325	Cape Lambert Resources,
	Ltd.	$ 41,240

	Brazil - 7.46%
106,863	BM&FBovespa S.A.	470,078
11,746	Embraer S.A., ADR	453,865
56,252	Kroton Educacional S.A.	400,908
14,400	Linx S.A.	299,170
39,500	Petroleo Brasileiro S.A.,
	ADR	462,150
		2,086,171

	China - 27.83%
1,700,000	Agricultural Bank of China
	Ltd., Class H	789,153
4,920	Baidu, Inc., ADR *	1,174,748
432,000	Brilliance China Automotive
	Holdings, Ltd.	745,332
800,000	China Galaxy Securities Co.,
	Ltd., Class H	637,512
49,000	China Mobile, Ltd.	610,987
700,000	China Petroleum & Chemical
	Corp., Class H	606,565
470,000	Dongfeng Motor Group Co.,
	Ltd., Class H	726,047
650,000	Huaneng Power
	International, Inc., Class H	797,083
80,000	Sands China, Ltd.	498,765
687,000	Sunac China Holdings, Ltd.	596,186
37,600	Tencent Holdings, Ltd.	599,261
		7,781,639

	Colombia - 2.05%
20,889	Grupo Aval Acciones y
	Valores	281,584
21,596	Grupo Nutresa S.A.	291,795
		573,379

	Germany - 0.24%
1,279	Rocket Internet AG (a) *	68,118

	Greece - 1.19%
80,000	InternetQ plc *	332,738

	India - 9.73%
120,000	Dabur India, Ltd.	446,189
13,500	HDFC Bank, Ltd., ADR	707,805
22,766	Tata Motors, Ltd., ADR	1,072,279
12,000	Tech Mahindra, Ltd.	492,664
		2,718,937
	Indonesia - 3.26%
994,800	PT Bank Rakyat Indonesia
	Tbk	911,660

	Kazakhstan - 1.39%
955,965	International Petroleum, Ltd.
	(b) (c) *	—
35,982	Nostrum Oil & Gas plc *	388,533
		388,533

	Kenya - 0.46%
40,000	Africa Oil Corp. *	128,925

	Korea - 8.30%
8,694	Paradise Co., Ltd.	267,231
3,149	Samsung Fire & Marine
	Insurance Co., Ltd.	847,115
7,355	SK Hynix, Inc. *	326,551
3,526	SK Telecom Co., Ltd.	880,898
		2,321,795

	Liberia - 0.21%
92,264	African Petroleum Corp.,
	Ltd. (b) *	9,438
2,216,086	Sable Mining Africa, Ltd. *	47,859
		57,297

	Mexico – 3.31%
3,776	Fomento Economico
	Mexicano, S.A.B. de C.V., ADR	363,402
163,404	Grupo Mexico S.A.B. de
	C.V., Series B	562,427
		925,829

	Panama - 2.24%
8,534	Banco Latinoamericano de
	Comercio Exterior S.A.,
	Class E	287,084
2,908	Copa Holdings S.A., Class A	340,003
		627,087

	Philippines - 2.64%
48,000	Ayala Corp.	738,050

	Russia - 1.31%
9,000	Mail.ru Group, Ltd., GDR *	218,160
40,000	TCS Group Holding plc,
	GDR (a) (b) *	148,000
		366,160

	South Africa - 1.03%
13,000	MTN Group, Ltd.	287,586

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
October 31, 2014 (continued)

		Value
Shares		(note 2)

	Taiwan - 7.87%
1,317,503	CTBC Financial Holding
	Co., Ltd.	$ 922,618
298,000	Taiwan Semiconductor
	Manufacturing Co., Ltd.	1,278,550
		2,201,168

	Thailand - 2.94%
113,600	Kasikornbank pcl	823,138

	Turkey - 1.90%
60,000	Turk Hava Yollari *	196,792
50,000	Turkiye Halk Bankasi AS	334,061
		530,853

	Ukraine - 0.91%
39,017	Avangardco Investments
	Public, Ltd.	253,610

	United Arab Emirates -
	1.84%
65,000	NMC Health plc	514,704

	United Kingdom - 1.03%
26,000	Inchcape plc	289,066

	Total common stocks
	(Cost $23,073,530)	24,967,683

REITs - 1.10%

	Mexico - 1.10%
88,642	Fibra Uno Administracion
	S.A. de C.V.	307,667
		307,667

	Total REITs
	(Cost $285,474)	307,667

Preferred stock - 4.61%

	Brazil - 4.61%
64,470	Alpargatas S.A.I.C.	226,096
11,800	Cia Brasileira de Distribuicao	494,782
38,296	Itau Unibanco Holding S.A.	567,972
		1,288,850

	Total preferred stock
	(Cost $1,410,649)	1,288,850

	Total long-term
	investments
	(Cost $24,769,653)	26,564,200

Short-term investment - 5.20%

1,453,316	Fidelity Institutional
	Treasury Portfolio	1,453,316

	Total short-term
	investment
	(Cost $1,453,316)	1,453,316

Total investments - 100.20%
	(Cost $26,222,969)	28,017,516

Net other assets and liabilities –
(0.20)%		(56,456)

Total net assets – 100.00%		$ 27,961,060

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2014, the restricted securities held by the Fund had an aggregate value of $216,118, which represented 0.8% of net assets.

(b)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Fair valued at October 31, 2014 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	20.12%
Internet Software & Services	7.37
Wireless Telecommunication Services	6.36
Semiconductors	5.74
Automobile Manufacturers	5.26
Construction & Farm Machinery & Heavy Trucks	3.84
Integrated Oil & Gas	3.82
Property & Casualty Insurance	3.03
Independent Power Producers & Energy Traders	2.85
Casinos & Gaming	2.74
Multi-Sector Holdings	2.64
Investment Banking & Brokerage	2.28
Diversified Metals & Mining	2.18
Real Estate Development	2.13
Packaged Foods & Meats	1.95
Airlines	1.92
Oil & Gas Exploration & Production	1.89
Health Care Facilities	1.84
Hypermarkets & Super Centers	1.77
IT Consulting & Other Services	1.76
Specialized Finance	1.68
Aerospace & Defense	1.62
Personal Products	1.60
Education Services	1.43
Soft Drinks	1.30
Advertising	1.19
Diversified REITs	1.10
Application Software	1.07
Distributors	1.03
Footwear	0.81
Regional Banks	0.53
Steel	0.15
Long-Term Investments	95.00
Short-Term Investment	5.20
Total Investments	100.20
Net Other Assets and Liabilities	(0.20)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
October 31, 2014 (continued)

Fair Value Measurement

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)		Total
Common Stocks
Australia	$41,240	$—	$—		$41,240
Brazil	2,086,171	—	—		2,086,171
China	7,781,639	—	—		7,781,639
Colombia	573,379	—	—		573,379
Germany	68,118	—	—		68,118
Greece	332,738	—	—		332,738
India	2,718,937	—	—		2,718,937
Indonesia	911,660	—	—		911,660
Kazakhstan	388,533	—	—	*	388,533
Kenya	128,925	—	—		128,925
Korea	2,321,795	—	—		2,321,795
Liberia	57,297	—	—		57,297
Mexico	925,829	—	—		925,829
Panama	627,087	—	—		627,087
Philippines	738,050	—	—		738,050
Russia	366,160	—	—		366,160
South Africa	287,586	—	—		287,586
Taiwan	2,201,168	—	—		2,201,168
Thailand	823,138	—	—		823,138
Turkey	530,853	—	—		530,853
Ukraine	253,610	—	—		253,610
United Arab Emirates	514,704	—	—		514,704
United Kingdom	289,066	—	—		289,066
Total Common Stocks	24,967,683	—	—		24,967,683

REITs
Mexico	307,667	—	—		307,667
Total REITs	307,667	—	—		307,667
Preferred Stock
Brazil	1,288,850	—	—		1,288,850
Total Preferred Stock	1,288,850	—	—		1,288,850
Short-Term Investment	1,453,316	—	—		1,453,316
Total Investments	$28,017,516	$—	$—	*	$28,017,516

* Fund held a Level 3 security that was fair valued at $0 at October 31, 2014.

On July 31, 2014, substantially all of the common stocks traded in the Asian and Australian markets were fair valued using the independent statistical fair value pricing service as described in Note 2 in accordance with the fair value pricing procedures approved by the Board, and were therefore valued using Level 2 inputs. On October 31, 2014, substantially all of the common stocks in the Fund were valued at the last reported sale price or official closing price as the Trust’s fair value pricing procedures did not require the use of the independent statistical fair value pricing service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on October 31, 2014 at $12,301,626 were transferred from Level 2 to Level 1.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
October 31, 2014 (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	July 31,	discounts/	Realized	appreciation			in to	out of	October 31,
securities	2014	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2014
Common Stock
International
Petroleum, Ltd.	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2014 was $0.

The Fund’s Adviser has determined that International Petroleum, Ltd. is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the early-stage exploration company would be left with very few assets if the merger with Range Resources, Ltd. were to fall apart, an increased likelihood of a failed merger, and the lengthy period of time for the company to receive cash even if the sale of its Russian-based assets were successful.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
October 31, 2014

		Value
Shares		(note 2)

Common stocks - 97.59%

	Australia - 0.03%
5,531,068	African Petroleum Corp.,
	Ltd. (a) *	$ 565,821

	Canada - 1.30%
5,800,000	Africa Oil Corp. *	18,694,095
2,235,878	Africa Oil Corp. *	7,121,957
574,622	Africa Oil Corp. (b) *	1,830,347
		27,646,399

	Denmark - 2.12%
1,000,000	Novo Nordisk A/S	45,239,498

	Finland - 3.50%
7,100,000	Nokia Oyj	59,256,456
550,000	Nokian Renkaat Oyj	15,500,840
		74,757,296

	France - 14.24%
570,000	Accor S.A.	23,936,044
10,000,000	Alcatel-Lucent *	30,677,114
300,000	AtoS	20,710,812
105,000	Christian Dior S.A.	18,572,624
825,000	Publicis Groupe	57,140,825
800,000	Renault S.A.	59,379,265
4,128,714	Rexel S.A.	69,356,108
500,000	Societe Generale S.A.	24,069,881
		303,842,673

	Germany - 14.98%
250,000	Continental AG	49,076,491
2,000,000	Deutsche Lufthansa AG	29,549,280
960,000	Fresenius SE & Co., KGaA	49,384,139
975,000	KION Group AG	35,457,256
1,950,000	ProSiebenSat.1 Media AG	78,575,331
221,360	Rocket Internet AG (c) *	11,789,386
850,000	RWE AG	30,101,919
525,000	SAP SE	35,684,702
		319,618,504

	Ireland - 0.10%
1,180,952	Providence Resources plc *	2,078,087

	Israel - 3.31%
1,250,000	Teva Pharmaceutical
	Industries, Ltd., ADR	70,587,500

	Italy - 6.37%
25,000,000	Banca Monte dei Paschi di
	Siena SpA *	19,047,882
13,000,000	Intesa Sanpaolo SpA	33,135,795
7,500,000	Mediaset SpA *	25,037,939
800,000	Prysmian SpA	13,834,777
5,800,000	Salini Impregilo SpA *	15,990,195
4,000,000	UniCredit SpA	28,872,579
		135,919,167

	Netherlands - 3.33%
550,000	ASML Holding N.V.	54,759,527
1,500,000	Nostrum Oil & Gas plc *	16,196,968
		70,956,495

	Russia - 0.30%
4,150,000	RusPetro plc (a) *	946,023
1,500,000	TCS Group Holding plc,
	GDR (a) (c) *	5,550,000
		6,496,023

	Spain - 5.23%
7,789,919	CaixaBank S.A.	42,474,191
3,600,000	International Consolidated
	Airlines Group S.A. *	23,565,509
4,887,360	NH Hotel Group S.A. *	22,293,528
800,000	Obrascon Huarte Lain S.A.	23,323,630
		111,656,858

	Sweden - 3.53%
1,100,000	Investment AB Kinnevik, B
	Shares	34,843,550
5,009	Modern Times Group AB, B
	Shares	154,595
1,800,000	Svenska Cellulosa AB, B
	Shares	40,245,661
		75,243,806

	Switzerland - 7.75%
650,000	Cie Financiere Richemont
	S.A.	54,687,419
430,000	Novartis AG	39,909,578
240,000	Roche Holding AG	70,766,512
		165,363,509

	United Kingdom - 29.43%
15,000,000	AA, Ltd. *	80,324,963
1,000,000	ARM Holdings plc	13,997,380
5,750,000	Ashmore Group plc	29,305,714
3,000,000	Aviva plc	25,003,319
20,092,730	Barclays plc	77,398,781
2,250,000	CSR plc	30,162,354
6,000,000	Direct Line Insurance Group
	plc	26,491,041
500,000	Exillon Energy plc *	1,223,771
5,000,000	Friends Life Group, Ltd.	25,867,158
2,000,000	Genel Energy plc *	22,475,792
5,600,000	HSBC Holdings plc	57,288,476
9,000,000	Kingfisher plc	43,551,847
4,350,000	Mytrah Energy, Ltd. (a) *	5,462,577

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
October 31, 2014 (continued)

		Value
Shares		(note 2)
1,675,000	Petrofac, Ltd.	$ 28,402,683
1,650,000	Phoenix Group Holdings	19,875,479
1,100,000	Prudential plc	25,383,248
6,500,000	Royal Mail plc	45,876,212
6,276,000	Savannah Petroleum plc
	(a) *	3,965,690
18,000,000	Taylor Wimpey plc	34,092,818
5,500,000	William Hill plc	31,718,062
		627,867,365

	United States - 2.07%
1,100,000	Carnival Corp.	44,165,000

	Total common stocks
	(Cost $2,191,696,023)	2,082,004,001

	Total long-term
	investments
	(Cost $2,191,696,023)	2,082,004,001

Short-term investment - 0.99%

21,137,226	Fidelity Institutional Treasury
	Portfolio	21,137,226

	Total short-term
	investment
	(Cost $21,137,226)	21,137,226

Total investments - 98.58%
	(Cost $2,212,833,249)	2,103,141,227

Financial Derivative Instruments, net (d)
(Cost or Premiums, net $0) – 0.98%		20,997,457

Net other assets and liabilities –
0.44%		9,321,826

Total net assets – 100.00%		$ 2,133,460,510

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at October 31, 2014 as determined in good faith using procedures approved by the Board of Trustees.
(c)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2014, the restricted securities held by the Fund had an aggregate value of $17,339,386, which represented 0.8% of net assets.

(d)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
October 31, 2014 (continued)

(d) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Euro (Short)	JPMorgan Chase Bank, N.A.	11/14/14	127,260	$159,486,405	$10,513,595	$ -
Euro (Short)	Deutsche Bank AG	11/14/14	127,284	159,516,138	10,483,862	-
Total					$20,997,457	-

				Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS				$ -	$20,997,457	$ -

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	13.23%
Pharmaceuticals	10.62
Broadcasting	4.86
Hotels, Resorts & Cruise Lines	4.24
Communications Equipment	4.22
Diversified Support Services	3.77
Oil & Gas Exploration & Production	3.52
Apparel, Accessories & Luxury Goods	3.43
Life & Health Insurance	3.33
Trading Companies & Distributors	3.25
Tires & Rubber	3.03
Automobile Manufacturers	2.78
Advertising	2.68
Semiconductor Equipment	2.57
Airlines	2.49
Health Care Services	2.32
Air Freight & Logistics	2.15
Semiconductors	2.07
Home Improvement Retail	2.04
Household Products	1.89
Construction & Engineering	1.84
Application Software	1.67
Material Handling Machinery Manufacturing	1.66
Multi-Sector Holdings	1.63
Homebuilding	1.60
Casinos & Gaming	1.49
Multi-Utilities	1.41
Asset Management & Custody Banks	1.37
Oil & Gas Equipment & Services	1.33
Property & Casualty Insurance	1.24
Multi-line Insurance	1.17
IT Consulting & Other Services	0.97
Electrical Components & Equipment	0.65
Internet Software & Services	0.55
Regional Banks	0.26
Independent Power Producers & Energy Traders	0.26
Long-Term Investments	97.59
Short-Term Investment	0.99
Total Investments	98.58
Financial Derivative Instruments	0.98
Net Other Assets and Liabilities	0.44
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets

Common Stocks
Australia	$565,821	$—	$—	$565,821
Canada	25,816,052	1,830,347	—	27,646,399
Denmark	45,239,498	—	—	45,239,498
Finland	74,757,296	—	—	74,757,296
France	303,842,673	—	—	303,842,673
Germany	319,618,504	—	—	319,618,504
Ireland	2,078,087	—	—	2,078,087
Israel	70,587,500	—	—	70,587,500
Italy	135,919,167	—	—	135,919,167
Netherlands	70,956,495	—	—	70,956,495
Russia	6,496,023	—	—	6,496,023
Spain	111,656,858	—	—	111,656,858
Sweden	75,243,806	—	—	75,243,806
Switzerland	165,363,509	—	—	165,363,509
United Kingdom	627,867,365	—	—	627,867,365
United States	44,165,000	—	—	44,165,000
Total Common Stocks	2,080,173,654	1,830,347	—	2,082,004,001
Short-Term Investment	21,137,226	—	—	21,137,226
Total Investments	$2,101,310,880	$1,830,347	—	$2,103,141,227
Financial Derivative Instruments - Assets
Over-the-counter	$—	$20,997,457	$—	$20,997,457
Total Financial Derivative Instruments - Assets	$—	$20,997,457	$—	$20,997,457

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund

October 31, 2014

		Value
Shares		(note 2)

Common stocks - 92.89%

	Australia - 10.92%
4,111,555	Amcor, Ltd.	$ 42,404,920
1,529,544	Australia & New Zealand
	Banking Group, Ltd.	45,090,943
13,817,339	DUET Group	29,911,766
1,977,907	National Australia Bank, Ltd.	60,902,111
2,591,610	Premier Investments, Ltd.	24,425,398
2,883,411	Sonic Healthcare, Ltd.	47,398,648
9,623,234	Telstra Corp., Ltd.	47,677,335
6,399,012	Toll Holdings, Ltd.	31,872,189
		329,683,310

	Brazil - 0.93%
1,710,000	Cielo S.A.	28,080,189

	Canada - 1.50%
451,221	Bank of Montreal	32,721,079
379,226	Crescent Point Energy Corp.	12,533,755
		45,254,834

	China - 1.09%
26,242,000	PetroChina Co., Ltd., Class H	32,890,691

	Cyprus - 0.43%
2,855,160	ProSafe SE	13,080,074

	Denmark - 1.19%
4,694,196	TDC A/S	35,810,089

	France - 7.36%
1,855,467	Eutelsat Communications
	S.A.	60,129,120
1,377,363	GDF Suez	33,407,554
155,500	Neopost S.A.	10,797,461
3,170,210	Orange S.A.	50,513,504
1,131,274	Total S.A.	67,225,254
		222,072,893

	Hong Kong - 5.83%
7,006,000	BOC Hong Kong (Holdings),
	Ltd.	23,352,882
13,000,000	HKT Trust and HKT, Ltd.,
	Class SS	15,924,902
6,736,000	NWS Holdings, Ltd.	12,542,354
9,894,000	Shanghai Industrial Holdings,
	Ltd.	30,427,767
20,759,000	SJM Holdings, Ltd.	43,738,942
3,804,500	Swire Pacific, Ltd., Class A	49,940,762
		175,927,609

	Israel - 0.48%
8,563,535	Bezeq The Israeli
	Telecommunication Corp,
	Ltd.	14,477,420

	Japan - 0.97%
1,770,200	NTT DoCoMo, Inc.	29,344,424

	Korea - 2.03%
372,269	KT&G Corp.	33,091,197
1,013,641	SK Telecom Co., Ltd., ADR	28,169,083
		61,260,280

	Luxembourg - 0.45%
146,337	RTL Group S.A.	13,599,626

	Malaysia - 0.81%
8,254,800	Malayan Banking Bhd	24,343,410

	Netherlands - 0.86%
1,147,000	Delta Lloyd N.V.	26,124,076

	New Zealand - 1.69%
20,753,506	Spark New Zealand, Ltd.	51,136,622

	Norway - 1.56%
2,082,661	Statoil ASA	47,242,327

	United Kingdom - 35.94%
3,287,617	Amlin plc	23,950,409
300,000	AstraZeneca plc	21,804,718
8,044,748	BAE Systems plc	59,030,964
1,686,090	BHP Billiton plc	43,439,035
3,154,650	British Sky Broadcasting
	Group plc	44,711,948
10,870,779	BT Group plc	63,908,217
5,133,395	Catlin Group, Ltd.	44,056,815
5,999,927	Centrica plc	29,034,212
8,279,656	Connect Group plc (a)	23,410,485
2,242,371	De La Rue plc	18,742,713
6,276,349	Electrocomponents plc	22,972,158
1,482,363	Galliford Try plc	29,025,164
1,933,931	GlaxoSmithKline plc	43,853,346
2,181,359	Greene King plc	27,985,960
6,116,800	HSBC Holdings plc	62,192,179
866,323	Imperial Tobacco Group plc	37,570,593
5,226,589	Investec plc	47,824,790
9,702,469	ITV plc	31,507,721
12,209,675	Legal & General Group plc	45,118,513
1,500,000	National Grid plc	22,219,840
2,912,749	Pennon Group plc	38,837,150
1,392,312	Persimmon plc *	32,585,139
2,890,925	Phoenix Group Holdings	34,823,346
1,477,909	Royal Dutch Shell plc, A
	Shares	52,764,671
2,300,000	Royal Mail plc	16,233,121

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
October 31, 2014 (continued)

		Value
Shares		(note 2)
1,240,496	SSE plc	$ 31,730,910
2,152,924	Tate & Lyle plc	20,870,844
3,965,259	The Sage Group plc	23,958,368
2,350,000	Tui Travel plc	14,984,555
6,617,938	Tullett Prebon plc (a)	30,076,869
13,845,314	Vodafone Group plc	45,913,542
		1,085,138,295

	United States - 18.85%
1,841,086	Ares Capital Corp.	29,438,965
1,076,418	Cisco Systems, Inc.	26,339,949
1,026,937	Eaton Corp., plc	70,232,221
2,276,236	General Electric Co.	58,749,651
563,138	Kohl's Corp.	30,533,342
183,082	Lockheed Martin Corp.	34,889,937
1,119,203	Microsoft Corp.	52,546,581
2,151,619	Pfizer, Inc.	64,440,989
720,754	Reynolds American, Inc.	45,342,634
1,006,054	Six Flags Entertainment
	Corp.	40,543,976
350,746	United Parcel Service, Inc.,
	Class B	36,796,763
1,387,607	Verizon Communications,
	Inc.	69,727,252
188,786	Verizon Communications,
	Inc.	9,477,057
		569,059,317

	Total common stocks
	(Cost $2,787,146,428)	2,804,525,486

Partnerships - 0.96%

	United States - 0.96%
2,641,966	Och-Ziff Capital
	Management Group LLC,
	Class A	29,114,465

	Total partnerships
	(Cost $33,680,442)	29,114,465

REITs - 3.57%

	Netherlands - 1.32%
874,475	Eurocommercial Properties
	N.V.	39,888,883

	Singapore - 1.00%
17,328,000	Ascendas Real Estate
	Investment Trust	30,078,182

	United Kingdom - 1.25%
6,204,537	Segro plc	37,736,375

	Total REITs
	(Cost $97,530,307)	107,703,440

	Total long-term
	investments
	(Cost $2,918,357,177)	2,941,343,391

	Short-term investment - 1.68%

50,728,357	Fidelity Institutional Treasury
	Portfolio	50,728,357

	Total short-term
	investment
	(Cost $50,728,357)	50,728,357

	Total investments - 99.10%
	(Cost $2,969,085,534)	2,992,071,748

	Financial Derivative Instruments, net (b)
	(Cost or Premiums, net $0)– (0.02)%	(571,104)

	Net other assets and liabilities –
	0.92%	27,596,225

	Total net assets – 100.00%	$ 3,019,096,869

*	Non-income producing security
(a)	This security has been deemed illiquid in accordance to the policies and procedures adopted by the Board of Trustees.
(b)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
October 31, 2014 (continued)

(b) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS
Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Australian Dollar (Short)	Citibank, N.A.	1/9/15	240,000	$ 210,224,619	$ -	$ (1,568,218)
British Pound (Short)	JP Morgan Chase Bank, N.A.	1/9/15	149,957	239,761,166	997,114	-
Total					$ 997,114	$ (1,568,218)

				Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS				$ -	$ 997,114	$ (1,568,218)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund

October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Integrated Telecommunication Services	11.88%
Diversified Banks	8.23
Integrated Oil & Gas	6.63
Pharmaceuticals	4.31
Tobacco	3.84
Multi-Utilities	3.80
Life & Health Insurance	3.51
Cable & Satellite	3.47
Wireless Telecommunication Services	3.43
Industrial Conglomerates	3.37
Aerospace & Defense	3.11
Air Freight & Logistics	2.81
Electrical Components & Equipment	2.33
Property & Casualty Insurance	2.25
Industrial REIT's	2.25
Asset Management & Custody Banks	1.94
Systems Software	1.74
Diversified Real Estate Activities	1.65
Diversified Capital Markets	1.58
Health Care Services	1.57
Broadcasting	1.49
Casinos & Gaming	1.45
Diversified Metals & Mining	1.44
Paper Packaging	1.40
Leisure Facilities	1.34
Retail REITs	1.32
Water Utilities	1.29
Homebuilding	1.08
Electric Utilities	1.05
Department Stores	1.01
Investment Banking & Brokerage	1.00
Construction & Engineering	0.96
Data Processing & Outsourced Services	0.93
Restaurants	0.93
Communications Equipment	0.87
Apparel Retail	0.81
Application Software	0.79
Distributors	0.78
Technology Distributors	0.76
Packaged Foods & Meats	0.69
Commercial Printing	0.62
Hotels, Resorts & Cruise Lines	0.50
Oil & Gas Equipment & Services	0.43
Oil & Gas Exploration & Production	0.42
Office Electronics	0.36
Long-Term Investments	97.42
Short-Term Investment	1.68
Total Investments	99.10
Financial Derivative Instruments	(0.02)
Net Other Assets and Liabilities	0.92
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
October 31, 2014 (continued)

Fair Value Measurements
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common stocks
Australia	$329,683,310	$—	$—	$329,683,310
Brazil	28,080,189	—	—	28,080,189
Canada	45,254,834	—	—	45,254,834
China	32,890,691	—	—	32,890,691
Cyprus	13,080,074	—	—	13,080,074
Denmark	35,810,089	—	—	35,810,089
France	222,072,893	—	—	222,072,893
Hong Kong	175,927,609	—	—	175,927,609
Israel	14,477,420	—	—	14,477,420
Japan	29,344,424	—	—	29,344,424
Korea	61,260,280	—	—	61,260,280
Luxembourg	13,599,626	—	—	13,599,626
Malaysia	24,343,410	—	—	24,343,410
Netherlands	26,124,076	—	—	26,124,076
New Zealand	51,136,622	—	—	51,136,622
Norway	47,242,327	—	—	47,242,327
United Kingdom	1,085,138,295	—	—	1,085,138,295
United States	569,059,317	—	—	569,059,317
Total Common Stocks	2,804,525,486	—	—	2,804,525,486
Partnerships
United States	29,114,465	—	—	29,114,465
Total Partnership	29,114,465	—	—	29,114,465
REITS
Netherlands	39,888,883	—	—	39,888,883
Singapore	30,078,182	—	—	30,078,182
United Kingston	37,736,375	—	—	37,736,375
Total REITs	107,703,440	—	—	107,703,440
Short-term investment	50,728,357	—	—	50,728,357
Total investments	$2,992,071,748	$—	$—	$2,992,071,748
Financial Derivative Instruments - Assets
Over-the-counter	—	997,114	—	997,114
Total Financial Derivative Instruments - Assets	$—	$997,114	$—	$997,114
Financial Derivative Instruments - Liabilities
Over-the-counter	—	(1,568,218)	—	(1,568,218)
Total Financial Derivative Instruments - Liabilities	$—	$(1,568,218)	$—	$(1,568,218)

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
October 31, 2014

		Value
Shares		(note 2)

Common stocks - 95.18%

	China - 6.94%
44,721	Baidu, Inc., ADR *	$ 10,678,033
73,377	NetEase.com, Inc., ADR	6,950,269
358,500	Tencent Holdings, Ltd.	5,713,700
		23,342,002

	Germany - 1.35%
469,393	Infineon Technologies AG	4,553,410

	Ireland - 1.58%
65,489	Accenture plc, Class A	5,312,468

	Japan - 2.17%
690,000	Hitachi, Ltd.	5,277,356
78,800	NGK Spark Plug Co., Ltd.	2,016,915
		7,294,271

	Korea - 5.30%
3,926	Samsung Electronics Co.,
	Ltd.	4,569,858
317	Samsung SDS Co., Ltd. (a) *	56,920
255,991	SK Hynix, Inc. *	11,365,614
145,517	Wonik IPS Co., Ltd. *	1,838,144
		17,830,536

	Netherlands - 2.81%
63,039	ASM International N.V.	2,521,595
101,123	NXP Semiconductor N.V. *	6,943,105
		9,464,700

	Singapore - 1.80%
70,436	Avago Technologies, Ltd.	6,075,105

	Taiwan - 2.34%
554,000	MediaTek, Inc.	7,886,575

	United Kingdom - 1.84%
183,748	Rightmove plc	6,202,171

	United States - 69.05%
285,208	ACI Worldwide, Inc. *	5,487,402
16,524	Amazon.com, Inc. *	5,047,421
178,013	Apple, Inc.	19,225,404
270,633	Applied Materials, Inc.	5,978,283
2,112	Arista Networks, Inc. *	171,600
81,436	Arrow Electronics, Inc. *	4,630,451
78,179	Aruba Networks, Inc. *	1,687,103
144,099	Broadcom Corp., Class A	6,034,866
346,643	Cadence Design Systems,
	Inc. *	6,222,242
180,887	Cisco Systems, Inc.	4,426,305
5,890	Cognex Corp. *	233,009
123,791	Cognizant Technology
	Solutions Corp., Class A *	6,047,190
89,709	Comcast Corp., Class A	4,965,393
185,871	CommScope Holding Co.,
	Inc. *	4,003,661
91,865	CommVault Systems, Inc. *	4,073,294
26,368	Equinix, Inc.	5,508,275
82,522	F5 Networks, Inc. *	10,148,556
64,921	Facebook, Inc., Class A *	4,868,426
116,152	Fidelity National Information
	Services, Inc.	6,782,115
43,687	FleetCor Technologies, Inc. *	6,577,515
94,660	Gilead Sciences, Inc. *	10,601,920
12,074	Google, Inc., Class A *	6,856,462
11,058	Google, Inc., Class C *	6,182,307
84,792	Lam Research Corp.	6,601,905
83,156	MasterCard, Inc., Class A	6,964,315
285,019	Mentor Graphics Corp.	6,039,553
211,665	Micron Technology, Inc. *	7,003,995
130,054	NetApp, Inc.	5,566,311
141,484	Oracle Corp.	5,524,950
244,936	Pandora Media, Inc. *	4,722,366
58,322	QUALCOMM, Inc.	4,578,860
90,821	Red Hat, Inc. *	5,351,173
56,908	SanDisk Corp.	5,357,319
8,900	The Priceline Group, Inc. *	10,735,269
53,135	Towers Watson & Co., Class
	A	5,860,259
26,280	Visa, Inc., A Shares	6,344,781
207,617	Web.com Group, Inc. *	4,262,377
54,830	Western Digital Corp.	5,393,627
55,657	WEX, Inc. *	6,320,409
		232,386,669

	Total common stocks
	(Cost $235,949,623)	320,347,907

	Total long-term
	investments
	(Cost $235,949,623)	320,347,907

Short-term investment - 3.87%

13,027,756	Fidelity Institutional Treasury
	Portfolio	13,027,756

	Total short-term
	investment
	(Cost $13,027,756)	13,027,756

Total investments - 99.05%
	(Cost $248,977,379)	333,375,663

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
October 31, 2014 (continued)

Net other assets and liabilities –
0.95%	3,195,826

Total net assets – 100.00%	$ 336,571,489

*	Non-income producing security
(a)	Fair valued at October 31, 2014 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund

October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	16.56%
Semiconductors	16.17
Data Processing & Outsourced Services	9.80
Communications Equipment	7.43
Computer Hardware	5.71
Application Software	5.27
Semiconductor Equipment	5.03
Computer Storage & Peripherals	4.87
Internet Retail	4.69
Systems Software	4.44
IT Consulting & Other Services	3.38
Biotechnology	3.15
Publishing	1.84
Human Resource & Employment Services	1.74
Electronic Equipment & Instruments	1.64
Cable & Satellite	1.48
Technology Distributors	1.38
Auto Parts & Equipment	0.60
Long-Term Investments	95.18
Short-Term Investment	3.87
Total Investments	99.05
Net Other Assets and Liabilities	0.95
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted
	prices in
	active
	markets	Significant
	for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets

Common Stocks
China	$23,342,002	$—	$—	23,342,002
Germany	4,553,410	—	—	4,553,410
Ireland	5,312,468	—	—	5,312,468
Japan	7,294,271	—	—	7,294,271
Korea	17,773,616	56,920	—	17,830,536
Netherlands	9,464,700	—	—	9,464,700
Singapore	6,075,105	—	—	6,075,105
Taiwan	7,886,575	—	—	7,886,575
United Kingdom	6,202,171	—	—	6,202,171
United States	232,386,669	—	—	232,386,669
Total Common Stocks	320,290,987	56,920	—	320,347,907
Short-Term Investment	13,027,756	—	—	13,027,756
Total Investments	$333,318,743	$56,920	—	$333,375,663

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
October 31, 2014

	Face				Value
	amount		Coupon	Maturity	(note 2)

Bank loans (g) (h) – 7.58%

		United States – 7.58%
USD	250,000	1011778 B.C. Unlimited Liability Company, Term Loan B (a)	4.500%	8/26/21	$ 250,227
USD	250,000	CityCenter Holdings LLC, Term Loan B (a)	4.250%	10/28/20	248,937
USD	250,000	Delta Air Lines, Inc., Term Loan B (a)	3.250%	4/20/17	248,789
USD	250,000	Infor (US), Inc., Term Loan B-5 (a)	3.750%	6/3/20	247,063
USD	249,369	MacDermid, Inc., Term Loan B	4.000%	6/7/20	245,005
USD	250,000	PQ Corp., Term Loan B (a)	4.000%	8/7/17	247,969
USD	250,000	Signode Industrial Group US, Inc., Term Loan B (a)	3.750%	5/1/21	246,016
USD	250,000	SunGard Data Systems, Inc., Term Loan E (a)	4.000%	3/8/20	249,480
					1,983,486
	Total bank loans
	(Cost $1,983,439)				1,983,486

Corporate bonds – 80.27%

		Barbados – 2.03%
USD	500,000	Columbus International, Inc. (b)	7.375%	3/30/21	531,875

		Bermuda – 2.01%
USD	500,000	Digicel Group, Ltd. (b)	8.250%	9/30/20	525,000

		Canada – 4.30%
USD	275,000	Baytex Energy Corp. (b)	5.625%	6/1/24	266,406
USD	250,000	Garda World Security Corp. (b)	7.250%	11/15/21	250,000
USD	250,000	New Gold, Inc. (b)	6.250%	11/15/22	245,625
USD	375,000	Tervita Corp. (b)	8.000%	11/15/18	361,875
					1,123,906

		Luxembourg – 2.94%
USD	500,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	524,375
USD	250,000	Wind Acquisition Finance S.A. (b)	7.375%	4/23/21	245,000
					769,375

		Puerto Rico – 1.06%
USD	275,000	Popular, Inc.	7.000%	7/1/19	278,438

		Sweden – 1.24%
USD	325,000	Perstorp Holding AB (b)	11.000%	8/15/17	324,187

		United Kingdom – 2.08%
USD	275,000	Royal Bank of Scotland Group plc	6.000%	12/19/23	296,498
USD	264,000	Tullow Oil plc (b)	6.000%	11/1/20	248,160
					544,658

		United States – 64.61%
USD	290,000	American Airlines Group, Inc. (b)	5.500%	10/1/19	291,450
USD	290,000	Anixter, Inc.	5.125%	10/1/21	295,764
USD	610,000	Belden, Inc. (b)	5.250%	7/15/24	602,375
USD	250,000	BlueLine Rental Finance Corp. (b)	7.000%	2/1/19	263,750
USD	275,000	Builders FirstSource, Inc. (b)	7.625%	6/1/21	286,687
USD	250,000	Building Materials Corp of America (a) (b)	5.375%	11/15/24	251,875
USD	290,000	California Resources Corp. (b)	5.500%	9/15/21	296,162
USD	300,000	Calpine Corp.	5.750%	1/15/25	304,125
USD	265,000	Calumet Specialty Products Partners LP (b)	6.500%	4/15/21	258,375

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
October 31, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	147,000	CCOH Safari LLC (a)	5.500%	12/1/22	$ 148,838
USD	275,000	Century Intermediate Holding Co. 2 (b)	9.750%	2/15/19	293,219
USD	525,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	567,656
USD	300,000	Clearwater Paper Corp. (b)	5.375%	2/1/25	304,500
USD	375,000	Crestview DS Merger Sub II, Inc.	10.000%	9/1/21	416,250
USD	270,000	Diamond Foods, Inc. (b)	7.000%	3/15/19	276,075
USD	285,000	Eco Services Operations LLC (b)	8.500%	11/1/22	294,975
USD	413,000	Energy XXI Gulf Coast, Inc. (b)	6.875%	3/15/24	327,302
USD	285,000	GameStop Corp. (b)	5.500%	10/1/19	288,562
USD	250,000	Gardner Denver, Inc. (b)	6.875%	8/15/21	261,875
USD	265,000	Gates Global LLC (b)	6.000%	7/15/22	258,375
USD	575,000	General Motors Financial Co., Inc.	4.375%	9/25/21	603,089
USD	285,000	Group 1 Automotive, Inc. (b)	5.000%	6/1/22	283,575
USD	500,000	Headwaters, Inc.	7.250%	1/15/19	515,000
USD	500,000	Hockey Merger Sub 2, Inc. (b)	7.875%	10/1/21	523,750
USD	250,000	Hot Topic, Inc. (b)	9.250%	6/15/21	270,000
USD	560,000	ILFC E-Capital Trust II (b) (c)	6.250%	12/21/65	544,600
	275,000	Infor Software Parent LLC/Infor Software
USD		Parent, Inc. (b)	7.125%	5/1/21	279,812
USD	250,000	j2 Global, Inc.	8.000%	8/1/20	270,625
USD	297,000	Landry's, Inc. (b)	9.375%	5/1/20	318,904
USD	250,000	Murray Energy Corp. (b)	8.625%	6/15/21	259,375
	500,000	PC Nextco Holdings LLC/PC Nextco Finance,
USD		Inc.	8.750%	8/15/19	510,000
USD	125,000	PHH Corp.	6.375%	8/15/21	120,625
USD	250,000	Pinnacle Operating Corp. (b)	9.000%	11/15/20	270,000
USD	275,000	Post Holdings, Inc. (b)	6.000%	12/15/22	266,063
USD	500,000	RCN Telecom Services LLC (b)	8.500%	8/15/20	526,250
USD	250,000	Rite Aid Corp.	6.750%	6/15/21	268,125
USD	250,000	Sanchez Energy Corp.	7.750%	6/15/21	256,250
USD	490,000	SandRidge Energy, Inc.	8.125%	10/15/22	445,900
USD	250,000	Select Medical Corp.	6.375%	6/1/21	256,875
USD	275,000	Signode Industrial Group Lux S.A. (b)	6.375%	5/1/22	267,438
USD	475,000	Sinclair Television Group, Inc. (b)	5.625%	8/1/24	471,437
USD	250,000	Sophia Holding Finance LP (b)	9.625%	12/1/18	255,625
USD	525,000	Sprint Corp. (b)	7.125%	6/15/24	541,406
USD	285,000	Steel Dynamics, Inc. (b)	5.125%	10/1/21	294,975
USD	229,000	Tenet Healthcare Corp.	8.125%	4/1/22	263,064
USD	250,000	TMS International Corp. (b)	7.625%	10/15/21	262,500
USD	375,000	TransDigm, Inc.	6.000%	7/15/22	381,094
USD	250,000	USI, Inc. (b)	7.750%	1/15/21	254,375
USD	265,000	West Corp. (b)	5.375%	7/15/22	257,713
USD	555,000	Zebra Technologies Corp. (b)	7.250%	10/15/22	585,525
					16,912,160
	Total corporate bonds
	(Cost $20,908,146)				21,009,599

Shares

Preferred stock – 4.23%

	United States - 4.23%
	1,100	Ally Financial, Inc. 7%, 12/01/14 (b) (d)			1,107,150

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
October 31, 2014 (continued)

Total preferred stock
(Cost $1,072,406)		1,107,150
Total long-term investments
(Cost $23,963,991)		24,100,235

Shares

Short-term investment - 14.62%

3,827,611	Fidelity Institutional Treasury Portfolio (e)	3,827,611
Total short-term investment
(Cost $3,827,611)		3,827,611

Total investments - 106.70%
(Cost $27,791,602)		27,927,846

Financial Derivative Instruments, net (f)
(Cost or Premiums, net $31,200) – 0.08%		21,612
Net other assets and liabilities – (6.78)%		(1,774,243)
Total net assets – 100.00%		$ 26,175,215

(a)	Security is purchased on a delayed delivery basis.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2014, the restricted securities held by the Fund had an aggregate value of $15,394,158, which represented 58.8% of net assets.

(c)	Variable or Floating rate interest rate security. Rate presented represents rate at October 31, 2014.
(d)	Maturity date is perpetual. Maturity date presented represents the next call date.
(e)	This short-term investment was segregated for open swap contracts and delayed delivery purchases at October 31, 2014.
(f)	Information with respect to financial derivative instruments is disclosed in the following tables.
(g)	Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remainaing maturity may be substantially less than the stated maturities shown.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
October 31, 2014 (continued)

(f) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS

						Upfront
		Rates		Implied	Notional	premiums	Unrealized
	Reference	received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection sold:
Barclays Bank plc	Delta Airlines, Inc.	5.00%	12/20/19	3.13%	$250 $	31,200	$ (9,588)	$ 21,612	$ -

							Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS							$31,200	$ 21,612	$ -

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Oil & Gas Exploration & Production	7.03%
Diversified Banking Institution	5.36
Cable TV	4.61
Medical-Hospitals	4.16
Cellular Telecommunications	4.07
Wire & Cable Products	3.43
Insurance Brokers	2.97
Finance-Auto Loans	2.30
Machinery-General Industrials	2.24
Chemicals - Other	2.18
Retail - Restaurants	2.18
Finance-Leasing Company	2.08
Airlines	2.06
Building & Construction Products - Miscellaneous	2.06
Enterprise Software/Services	2.01
Satellite Telecommunications	2.00
Computer Services	1.99
Building Products-Cement Aggregates	1.97
Steel-Specialty	1.96
Retail-Leisure Products	1.95
Telecommunication Services	1.92
Television	1.80
Beverages-Non-alcoholic	1.59
Aerospace/Defense-Equipment	1.46
Commercial Services	1.46
Hazardous Waste Disposal	1.38
Independent Power Producer	1.16
Paper & Related Products	1.16
Chemicals - Diversified	1.13
Steel-Producers	1.13
Consumer Products - Miscellaneous	1.12
Retail - Computer Equipment	1.10
Retail - Automobile	1.08
Commercial Banks-Southern US	1.06
Food-Miscellaneous/Diversified	1.06
Agricultural Operations	1.03
Retail - Apparel/Shoe	1.03
Food-Flour & Grain	1.02
Retail-Drug Store	1.02
Machinery-Construction & Mining	1.01
Specified Purpose Acquisition	1.00
Coal	0.99
Oil & Gas Refining & Marketing	0.99
Rubber/Plastic Products	0.99
Commercial Banks Non-US	0.98
Security Services	0.96
Casino Hotels	0.95
Chemicals - Specialty	0.95
Gold Mining	0.94
Long-Term Investments	92.08
Short-Term Investment	14.62
Total Investments	106.70
Financial Derivative Instruments	0.08
Net Other Assets and Liabilities	(6.78)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets

Bank Loans
United States	$—	$1,983,486	$—	$1,983,486
Total Bank Loans	—	1,983,486	—	1,983,486
Corporate Bonds
Barbados	—	531,875	—	531,875
Bermuda	—	525,000	—	525,000
Canada	—	1,123,906	—	1,123,906
Luxembourg	—	769,375	—	769,375
Puerto Rico	—	278,438	—	278,438
Sweden	—	324,187	—	324,187
United Kingdom	—	544,658	—	544,658
United States	—	16,912,160	—	16,912,160
Total Corporate Bonds	—	21,009,599	—	21,009,599
Preferred Stock
United States	—	1,107,150	—	1,107,150
Total Preferred Stock	—	1,107,150	—	1,107,150
Short-Term Investment	3,827,611	—	—	3,827,611
Total Investments	3,827,611	24,100,235	—	27,927,846

Financial Derivative Instruments - Assets
Over-the-counter		21,612		21,612
Total Financial Derivative Instruments - Assets	$—	$21,612	$—	$21,612

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
October 31, 2014

		Value
Shares		(note 2)

Common stocks - 95.21%

	Australia - 0.51%
5,412,166	African Petroleum Corp.,
	Ltd. (a) *	$ 553,658
6,089,798	Fortescue Metals Group, Ltd.	18,756,572
		19,310,230

	Brazil - 1.03%
2,830,000	BM&FBOVESPA S.A.	12,448,848
375,000	Embraer S.A., ADR	14,490,000
1,040,000	Petroleo Brasileiro S.A.,
	ADR	12,168,000
		39,106,848

	China - 5.87%
122,521,000	Agricultural Bank of China
	Ltd., Class H	56,875,186
294,940	Baidu, Inc., ADR *	70,422,824
30,000,000	China Galaxy Securities Co.,
	Ltd., Class H	23,906,694
23,596,000	Dongfeng Motor Group Co.,
	Ltd., Class H	36,450,627
27,942,000	PetroChina Co., Ltd., Class H	35,021,404
		222,676,735

	Colombia - 0.28%
793,605	Grupo Aval Acciones y
	Valores	10,697,795

	Finland - 2.07%
9,400,000	Nokia Oyj	78,452,209

	France - 11.66%
950,000	Accor S.A.	39,893,407
635,500	L'Oreal S.A.	99,626,749
600,000	Publicis Groupe	41,556,964
1,100,000	Renault S.A.	81,646,489
2,722,286	Rexel S.A.	45,730,259
600,000	Societe Generale S.A.	28,883,857
1,089,150	Sodexo	104,917,437
		442,255,162

	Germany - 12.50%
538,323	Continental AG	105,676,015
3,417,846	Deutsche Post AG	107,312,421
2,133,101	Fresenius SE & Co., KGaA	109,730,580
2,800,000	ProSiebenSat.1 Media AG	112,826,117
565,000	SAP SE	38,403,537
		473,948,670

	Hong Kong - 2.03%
3,016,000	Cheung Kong Holdings, Ltd.	53,629,704
3,751,200	Sands China, Ltd.	23,387,107
		77,016,811

	India - 1.46%
1,175,143	Tata Motors, Ltd., ADR	55,349,235

	Indonesia - 1.17%
48,435,500	PT Bank Rakyat Indonesia
	Tbk	44,387,519

	Ireland - 0.47%
341,971	ICON plc *	17,991,094

	Italy - 0.28%
14,000,000	Banca Monte dei Paschi di
	Siena SpA *	10,666,814

	Japan - 19.67%
992,800	Bridgestone Corp.	32,274,286
1,720,400	Denso Corp.	76,719,195
444,000	Fanuc, Ltd.	75,577,832
712,300	FUJIFILM Holdings Corp.	23,380,815
12,514,000	Hitachi, Ltd.	95,711,350
6,329,000	Mitsubishi Heavy Industries
	Ltd.	38,517,733
1,976,200	Sekisui House, Ltd.	23,962,470
1,013,400	Seven & I Holdings Co., Ltd.	38,623,329
2,459,100	Sompo Japan Nipponkoa
	Holdings, Inc.	60,183,093
2,182,800	Sony Corp.	40,264,960
2,915,600	Sumitomo Mitsui Financial
	Group, Inc.	114,197,037
542,500	Takeda Pharmaceutical Co.,
	Ltd.	23,204,463
3,576,000	Toray Industries, Inc.	23,517,393
1,002,600	Toyota Motor Corp.	58,000,399
6,111,400	Yahoo Japan Corp.	21,600,052
		745,734,407

	Korea - 2.47%
225,000	Samsung Fire & Marine
	Insurance Co., Ltd.	60,527,449
742,270	SK Hynix, Inc. *	32,955,668
		93,483,117

	Mexico - 0.40%
4,360,000	Grupo Mexico S.A.B. de
	C.V., Series B	15,006,851

	Netherlands - 2.84%
1,082,500	ASML Holding N.V.	107,776,705

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
October 31, 2014 (continued)

		Value
Shares		(note 2)

	Panama - 0.23%
73,700	Copa Holdings S.A., Class A	$ 8,617,004

	Russia - 0.15%
15,600,000	RusPetro plc (a) *	3,556,134
550,000	TCS Group Holdings plc,
	GDR (a) (b) *	2,035,000
		5,591,134

	Singapore - 0.79%
2,072,000	DBS Group Holdings, Ltd.	29,805,060

	Spain - 5.91%
3,032,281	Amadeus IT Holding S.A., A
	Shares	111,337,165
2,445,718	Inditex S.A.	68,698,652
6,750,000	International Consolidated
	Airlines Group S.A. *	44,185,329
		224,221,146

	Switzerland - 5.20%
1,040,000	Cie Financiere Richemont
	S.A.	87,499,870
371,929	Roche Holding AG	109,667,159
		197,167,029

	Taiwan - 1.83%
3,152,771	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	69,424,017

	Thailand - 0.60%
3,136,700	Kasikornbank pcl	22,728,314

	United Kingdom - 10.18%
28,000,000	Barclays plc	107,858,209
5,212,150	Capita Group plc	91,466,534
8,300,000	HSBC Holdings plc	84,909,705
16,150,000	Standard Life plc	101,713,040
		385,947,488

	United States - 5.61%
348,586	AmerisourceBergen Corp.	29,772,730
571,418	Cognizant Technology
	Solutions Corp., Class A *	27,913,769
543,819	Comcast Corp., Class A	30,100,382
336,916	Gilead Sciences, Inc. *	37,734,592
25,967	Google, Inc., Class A *	14,745,880
25,967	Google, Inc., Class C *	14,517,631
361,383	MasterCard, Inc., Class A	30,265,826
22,845	Priceline Group, Inc. *	27,555,868
		212,606,678

	Total common stocks
	(Cost $3,134,614,006)	3,609,968,072

REITs - 0.29%
3,133,173	Fibra Uno Administracion
	S.A. de C.V.	10,874,928

	Total REITs
	(Cost $10,309,303)	10,874,928

Preferred stock - 0.94%

	Brazil - 0.94%
425,000	Cia Brasileira de Distribuicao	17,820,534
1,201,150	Itau Unibanco Holding S.A.	17,814,384
		35,634,918

	Total Preferred stock
	(Cost $35,076,004)	35,634,918

	Total long-term
	investments
	(Cost $3,179,999,313)	3,656,477,918

Short-term investment - 2.13%

80,728,309	Fidelity Institutional Treasury
	Portfolio	80,728,309

	Total short-term
	investment
	(Cost $80,728,309)	80,728,309
Total investments - 98.57%
	(Cost $3,260,727,622)	3,737,206,227
Financial Derivative Instruments, net (c) –
1.13%
(Cost or Premiums, net $0)		42,853,733
Net other assets and liabilities –
0.30%		11,304,335
Total net assets – 100.00%		$ 3,791,364,295

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2014 (continued)

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2014, the restricted securities held by the Fund had an aggregate value of $2,035,000, which represented 0.1% of net assets.

(c)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2014 (continued)

(c) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Euro (Long)	State Street Bank, London	11/14/14	79,151	$ 99,195,037	$ -	$ (804,963)
Euro (Short)	JPMorgan Chase Bank, N.A.	11/14/14	112,288	140,723,298	9,276,702	-
Euro (Short)	Deutsche Bank AG	11/14/14	112,309	140,749,534	9,250,466	-
Japanese Yen (Long)	JPMorgan Chase Bank, N.A.	11/21/14	21,896,750	194,964,442	-	(7,535,558)
Japanese Yen (Short)	JPMorgan Chase Bank, N.A.	11/21/14	10,452,260	93,064,910	8,185,090	-
Japanese Yen (Short)	Deutsche Bank AG	11/21/14	10,455,665	93,095,228	8,154,772	-
Japanese Yen (Short)	Citibank, N.A.	11/21/14	10,454,295	93,083,030	8,166,970	-
Japanese Yen (Short)	Barclays Bank plc	11/21/14	10,455,050	93,089,746	8,160,254	-
Total					$51,194,254	$ (8,340,521)

				Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS				$ -	$51,194,254	$ (8,340,521)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	13.95%
Auto Parts & Equipment	4.81
Automobile Manufacturers	4.65
Data Processing & Outsourced Services	3.74
Pharmaceuticals	3.50
Internet Software & Services	3.20
Property & Casualty Insurance	3.18
Electronic Equipment & Instruments	3.14
Industrial Machinery	3.01
Broadcasting	2.98
Health Care Equipment	2.89
Semiconductor Equipment	2.84
Air Freight & Logistics	2.83
Restaurants	2.77
Semiconductors	2.70
Life & Health Insurance	2.68
Personal Products	2.63
Human Resource & Employment Services	2.41
Apparel, Accessories & Luxury Goods	2.31
Communications Equipment	2.07
Apparel Retail	1.81
Construction & Farm Machinery & Heavy Trucks	1.46
Real Estate Development	1.41
Airlines	1.39
Integrated Oil & Gas	1.24
Trading Companies & Distributors	1.21
Advertising	1.10
Consumer Electronics	1.06
Hotels, Resorts & Cruise Lines	1.05
Food Retail	1.02
Application Software	1.01
Biotechnology	1.00
Tires & Rubber	0.85
Cable & Satellite	0.79
Health Care Distributors	0.79
IT Consulting & Other Services	0.74
Internet Retail	0.73
Homebuilding	0.63
Investment Banking & Brokerage	0.63
Commodity Chemicals	0.62
Casinos & Gaming	0.62
Steel	0.49
Life Sciences Tools & Services	0.47
Hypermarkets & Super Centers	0.47
Diversified Metals & Mining	0.40
Aerospace & Defense	0.38
Specialized Finance	0.33
Diversified REITs	0.29
Oil & Gas Exploration & Production	0.11
Regional Banks	0.05
Long-Term Investments	96.44
Short-Term Investment	2.13
Total Investments	98.57
Financial Derivative Instruments	1.13
Net Other Assets and Liabilities	0.30
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$19,310,230	$—	$—	$19,310,230
Brazil	39,106,848	—	—	39,106,848
China	222,676,735	—	—	222,676,735
Colombia	10,697,795	—	—	10,697,795
Finland	78,452,209	—	—	78,452,209
France	442,255,162	—	—	442,255,162
Germany	473,948,670	—	—	473,948,670
Hong Kong	77,016,811	—	—	77,016,811
India	55,349,235	—	—	55,349,235
Indonesia	44,387,519	—	—	44,387,519
Ireland	17,991,094	—	—	17,991,094
Italy	10,666,814	—	—	10,666,814
Japan	745,734,407	—	—	745,734,407
Korea	93,483,117	—	—	93,483,117
Mexico	15,006,851	—	—	15,006,851
Netherlands	107,776,705	—	—	107,776,705
Panama	8,617,004	—	—	8,617,004
Russia	5,591,134	—	—	5,591,134
Singapore	29,805,060	—	—	29,805,060
Spain	224,221,146	—	—	224,221,146
Switzerland	197,167,029	—	—	197,167,029
Taiwan	69,424,017	—	—	69,424,017
Thailand	22,728,314	—	—	22,728,314
United Kingdom	385,947,488	—	—	385,947,488
United States	212,606,678	—	—	212,606,678
Total Common Stocks	3,609,968,072	—	—	3,609,968,072
REITs
Mexico	10,874,928	—	—	10,874,928
Total REITs	10,874,928	—	—	10,874,928
Preferred Stocks
Brazil	35,634,918	—	—	35,634,918
Total Preferred Stock	35,634,918	—	—	35,634,918
Short-Term Investment	80,728,309	—	—	80,728,309
Total Investments	$3,737,206,227	$—	$—	$3,737,206,227

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2014 (continued)

Financial Derivative Instruments – Assets
Over-the-counter	—	51,194,254	—	51,194,254
Total Financial Derivative Instruments – Assets	$—	$51,194,254	$—	$51,194,254

Liabilities

Financial Derivative Instruments – Liabilities
Over-the-counter	—	(8,340,521)	—	(8,340,521)
Total Financial Derivative Instruments – Liabilities	$—	$(8,340,521)	$—	$(8,340,521)

On July 31, 2014, substantially all of the common stocks traded in the Asian and Australian markets were fair valued using the independent statistical fair value pricing service as described in Note 2 in accordance with the fair value pricing procedures approved by the Board, and were therefore valued using Level 2 inputs. On October 31, 2014, substantially all of the common stocks in the Fund were valued at the last reported sale price or official closing price as the Trust’s fair value pricing procedures did not require the use of the independent statistical fair value pricing service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on October 31, 2014 at $1,021,645,928 were transferred from Level 2 to Level 1.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Henderson International Select Equity Fund
October 31, 2014

		Value
Shares		(note 2)

Common stocks – 91.79%

	Belgium – 2.94%
2,700	KBC Groep N.V. *	$ 144,645

	Canada - 4.87%
2,640	Gildan Activewear, Inc.	157,269
1,500	Open Text Corp.	82,849
		240,118

	France - 10.65%
44,502	Alcatel-Lucent *	136,519
1,476	Cie Generale des Etablissements Michelin	127,977
7,740	Rexel S.A.	130,020
2,190	Total S.A.	130,140
		524,656

	Germany - 5.80%
729	Bayer AG	103,642
4,330	Infineon Technologies AG	42,004
3,950	RWE AG	139,885
		285,531

	Greece – 0.83%
63,170	Alpha Bank AE *	41,164

	Hong Kong – 3.15%
27,800	AIA Group, Ltd.	155,039

	Israel – 3.15%
2,750	Teva Pharmaceutical Industries, Ltd., ADR	155,292

	Italy - 5.25%
36,990	Mediaset SpA *	123,487
18,700	UniCredit SpA	134,979
		258,466

	Japan - 21.12%
24,903	Ebara Corp.	133,023
4,384	FUJIFILM Holdings Corp.	143,902
4,500	Japan Tobacco, Inc.	150,875
4,816	NTT DoCoMo, Inc.	79,834
716	Ryohin Keikaku Co., Ltd.	95,297
1,900	SoftBank Corp.	134,290
3,800	Sumitomo Mitsui Financial Group, Inc.	148,837
2,650	Tsuruha Holdings, Inc.	154,529
		1,040,587

	Netherlands – 3.14%
1,554	ASML Holding N.V.	154,720

	Portugal – 2.90%
15,420	CTT-Correios de Portugal S.A.	142,801

	Switzerland - 8.82%
8,020	Clariant AG *	139,620

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Henderson International Select Equity Fund
October 31, 2014 (continued)

		Value
Shares		(note 2)

5,181	Credit Suisse Group AG *	$ 137,743
1,691	Novartis AG	156,947
		434,310

	United Kingdom - 19.17%
8,450	BG Group plc	140,582
39,976	ITV plc	129,818
119,500	Lloyds Banking Group plc *	147,445
77,660	Rentokil Initial plc	153,055
1,490	Rio Tinto plc	70,827
45,520	Vodafone Group plc	150,952
7,779	WPP plc	151,569
		944,248
Total common stocks
(Cost $4,605,011)		4,521,577

Preferred stock – 2.64%

	Germany - 2.64%
610	Volkswagen AG	129,990
Total preferred stock
(Cost $126,689)		129,990
Total long-term investments
(Cost $4,731,700)		4,651,567

Short-term investment - 4.31%

212,159	Fidelity Institutional Treasury Portfolio	212,159
Total short-term investment
(Cost $212,159)		212,159
Total investments - 98.74%
(Cost $4,943,859)		4,863,726
Net other assets and liabilities – 1.26%		62,253
Total net assets – 100.00%		$ 4,925,979

*	Non-income producing security
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Henderson International Select Equity Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	12.53%
Pharmaceuticals	8.44
Wireless Telecommunication Services	7.41
Integrated Oil & Gas	5.50
Broadcasting	5.14
Apparel, Accessories & Luxury Goods	3.19
Life & Health Insurance	3.15
Semiconductor Equipment	3.14
Drug Retail	3.14
Environmental & Facilities Services	3.11
Advertising	3.08
Tobacco	3.06
Electronic Equipment & Instruments	2.92
Air Freight & Logistics	2.90
Multi-Utilities	2.84
Specialty Chemicals	2.83
Diversified Capital Markets	2.80
Communications Equipment	2.77
Industrial Machinery	2.70
Trading Companies & Distributors	2.64
Automobile Manufacturers	2.64
Tires & Rubber	2.60
General Merchandise Stores	1.93
Application Software	1.68
Diversified Metals & Mining	1.44
Semiconductors	0.85
Long-Term Investments	94.43
Short-Term Investment	4.31
Total Investments	98.74
Net Other Assets and Liabilities	1.26
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Henderson International Select Equity Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets

Common Stocks
Belgium	$144,645	$—	$—	$144,645
Canada	240,118	—	—	240,118
France	524,656	—	—	524,656
Germany	285,531	—	—	285,531
Greece	41,164	—	—	41,164
Hong Kong	155,039	—	—	155,039
Israel	155,292	—	—	155,292
Italy	258,466	—	—	258,466
Japan	1,040,587	—	—	1,040,587
Netherlands	154,720	—	—	154,720
Portugal	142,801	—	—	142,801
Switzerland	434,310	—	—	434,310
United Kingdom	944,248	—	—	944,248
Total Common Stocks	4,521,577	—	—	4,521,577
Preferred Stock
Germany	129,990	—	—	129,990
Total Preferred Stock	129,990	—	—	129,990
Short-Term Investment	212,159	—	—	212,159
Total Investments	$4,863,726	$—	$—	$4,863,726

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
October 31, 2014

	Face				Value
	amount		Coupon	Maturity	(note 2)

Bank loans (j) (k) – 2.16%

		United States – 2.16%
USD	1,000,000	Tech Finance & Co. SCA, Term Loan B (l)	5.500%	7/10/20	$ 999,500
USD	1,000,000	Delta 2 Lux Sarl, Term Loan B-3 (l)	4.750%	7/30/21	994,170
					1,993,670
	Total bank loans
	(Cost $1,990,000)				1,993,670

Corporate bonds – 85.78%

		France – 8.32%
GBP	600,000	AXA S.A. (b)	6.686%	7/6/26	1,041,405
USD	1,000,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	1,155,630
USD	82,000	BNP Paribas S.A. (b)	6.250%	10/17/15	83,743
USD	34,000	BNP Paribas S.A. (b)	6.500%	12/6/14	34,680
EUR	600,000	Electricite de France S.A. (b) (c)	5.375%	1/29/25	852,837
EUR	334,000	Europcar Groupe S.A.	9.375%	4/15/18	436,968
EUR	580,000	Loxam SAS	7.000%	7/23/22	677,766
EUR	220,000	Loxam SAS (a)	7.000%	7/23/22	257,084
USD	470,000	Numericable Group S.A. (a)	6.250%	5/15/24	484,100
EUR	800,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	1,020,064
EUR	630,000	Orange S.A. (b)	4.250%	2/7/20	820,867
EUR	610,000	Sodexo	2.500%	6/24/26	814,736
					7,679,880

		Germany – 1.52%
EUR	300,000	Trionista TopCo GmbH	6.875%	4/30/21	395,690
USD	950,000	Unitymedia Hessen GmbH & Co. KG (a)	7.500%	3/15/19	1,004,625
					1,400,315

		Ireland – 2.49%
EUR	440,000	Ardagh Glass Finance plc	8.750%	2/1/20	576,198
EUR	150,000	Ardagh Packaging Finance plc	9.250%	10/15/20	202,070
GBP	900,000	PGH Capital, Ltd.	5.750%	7/7/21	1,516,886
					2,295,154

		Italy – 0.27%
GBP	150,000	Assicurazioni Generali SpA (b)	6.269%	6/16/26	246,134

		Jamaica – 0.79%
USD	710,000	Digicel, Ltd. (a)	8.250%	9/1/17	730,412

		Luxembourg – 5.97%
USD	1,500,000	Altice S.A. (a)	7.750%	5/15/22	1,578,750
GBP	175,000	Cabot Financial Luxembourg S.A.	10.375%	10/1/19	307,125
GBP	350,000	Cabot Financial Luxembourg S.A.	6.500%	4/1/21	539,179
USD	86,000	Intelsat Jackson Holdings S.A.	5.500%	8/1/23	86,538
USD	389,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	407,964
EUR	300,000	Ontex IV S.A.	9.000%	4/15/19	400,381
EUR	700,000	Play Finance 1 S.A.	6.500%	8/1/19	921,065
USD	1,300,000	Wind Acquisition Finance S.A. (a)	7.375%	4/23/21	1,274,000
					5,515,002

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
October 31, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		Netherlands – 4.24%
	600,000	Cooperatieve Centrale Raiffeisen-
GBP		Boerenleenbank BA	4.625%	5/23/29	$ 965,904
USD	400,000	ING Bank N.V. (c)	4.125%	11/21/23	410,352
EUR	150,000	Linde Finance B.V. (c)	7.375%	7/14/66	207,832
EUR	860,000	TMF Group Holding B.V.	9.875%	12/1/19	1,099,479
EUR	93,000	UPC Holding B.V.	8.375%	8/15/20	125,721
USD	825,000	UPCB Finance III, Ltd. (a)	6.625%	7/1/20	872,437
EUR	175,000	Ziggo Bond Co. B.V. (a)	8.000%	5/15/18	238,326
					3,920,051

		Norway – 1.12%
EUR	800,000	Lock A.S.	7.000%	8/15/21	1,031,343

		Spain – 1.11%
USD	1,000,000	BBVA International Preferred SAU (b)	5.919%	4/18/17	1,025,000

		Switzerland – 1.15%
USD	1,000,000	Credit Suisse Group AG (a) (b)	7.500%	12/11/23	1,065,300

		United Kingdom – 35.34%
GBP	700,000	AA Bond Co., Ltd.	9.500%	7/31/19	1,238,488
GBP	205,000	Arqiva Broadcast Finance plc (a)	9.500%	3/31/20	360,323
GBP	200,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	351,534
GBP	461,000	Bakkavor Finance 2 plc	8.250%	2/15/18	752,211
USD	470,000	Barclays Bank plc (b)	6.860%	6/15/32	520,408
GBP	800,000	BAT International Finance plc	6.000%	6/29/22	1,534,580
GBP	500,000	Boparan Finance plc	5.250%	7/15/19	745,308
GBP	600,000	Brakes Capital	7.125%	12/15/18	943,023
GBP	800,000	BUPA Finance plc	5.000%	4/25/23	1,310,265
GBP	650,000	Daily Mail & General Trust	5.750%	12/7/18	1,169,105
EUR	610,000	Diageo Finance plc	2.375%	5/20/26	809,289
GBP	100,000	Gala Electric Casinos plc	11.500%	6/1/19	167,169
GBP	270,000	Gala Group Finance plc	8.875%	9/1/18	452,651
GBP	600,000	Galaxy Bidco, Ltd.	6.375%	11/15/20	919,508
GBP	800,000	Hastings Insurance Group Finance plc	8.000%	10/21/20	1,331,111
GBP	1,000,000	Heathrow Funding, Ltd.	6.000%	3/20/20	1,800,460
EUR	620,000	Imperial Tobacco Finance plc	2.250%	2/26/21	814,394
GBP	501,000	ITV plc	5.375%	10/19/15	831,096
GBP	500,000	Legal & General Group plc (b)	6.385%	5/2/17	838,643
GBP	500,000	Legal & General Group plc (c)	5.500%	6/27/64	809,828
USD	1,100,000	Lloyds Banking Group plc (a) (b)	6.267%	11/14/16	1,130,250
USD	800,000	Prudential plc (b)	6.500%	12/23/14	808,000
GBP	600,000	Prudential plc (c)	5.700%	12/19/63	1,030,305
EUR	600,000	R&R Ice Cream plc (a)	4.750%	5/15/20	745,311
GBP	400,000	R&R Ice Cream plc	5.500%	5/15/20	623,883
EUR	510,000	Rexam plc (c)	6.750%	6/29/67	675,056
USD	400,000	Royal Bank of Scotland Group plc (b)	7.640%	9/30/17	425,000
USD	400,000	Royal Bank of Scotland Group plc	6.125%	12/15/22	433,703
EUR	500,000	Royal Bank of Scotland Group plc (b)	5.500%	12/31/14	607,308
GBP	600,000	Scottish Widows plc	7.000%	6/16/43	1,124,932
GBP	500,000	Standard Life plc (b)	6.750%	7/12/27	890,773
GBP	400,000	Standard Life plc (c)	5.500%	12/4/42	676,509
GBP	500,000	Stretford 79 plc	6.250%	7/15/21	675,873
GBP	67,000	Thames Water Utilities Finance, Ltd. (c)	5.375%	7/21/25	114,616

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
October 31, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	500,000	Thomas Cook Group plc	7.750%	6/22/17	$ 829,109
GBP	212,000	Virgin Media Finance plc	7.000%	4/15/23	362,876
GBP	700,000	Virgin Media Secured Finance plc	6.250%	3/28/29	1,167,381
GBP	500,000	William Hill plc	7.125%	11/11/16	861,839
GBP	100,000	WPP 2012 Ltd.	6.000%	4/4/17	176,026
USD	700,000	WPP Finance 2010	4.750%	11/21/21	765,400
EUR	580,000	WPP Finance 2013	3.000%	11/20/23	815,351
					32,638,895

		United States – 23.46%
EUR	560,000	AT&T, Inc.	3.500%	12/17/25	806,575
USD	1,500,000	Avis Budget Car Rental LLC	5.500%	4/1/23	1,515,000
USD	600,000	BMC Software Finance, Inc. (a)	8.125%	7/15/21	577,500
USD	1,775,000	CCO Holdings LLC	7.375%	6/1/20	1,907,016
USD	521,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	563,331
USD	600,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	650,250
USD	600,000	CHS/Community Health Systems, Inc.	8.000%	11/15/19	649,500
USD	550,000	Dresdner Funding Trust I (a)	8.151%	6/30/31	644,875
USD	73,000	First Data Corp.	11.250%	1/15/21	84,315
USD	1,031,000	First Data Corp.	10.625%	6/15/21	1,193,382
USD	46,000	First Data Corp.	12.625%	1/15/21	55,660
USD	1,000,000	HCA Holdings, Inc.	7.750%	5/15/21	1,080,000
USD	137,000	HCA, Inc.	5.000%	3/15/24	141,625
USD	400,000	HCA, Inc.	6.500%	2/15/20	447,500
EUR	1,000,000	Infor (US), Inc.	10.000%	4/1/19	1,403,528
USD	1,650,000	Iron Mountain, Inc.	6.000%	8/15/23	1,749,000
	2,500,000	Lehman Brothers UK Capital Funding IV LP
EUR		(b) (d) (e) (f)	5.750%	4/25/15	—
EUR	387,500	Levi Strauss & Co.	7.750%	5/15/18	504,655
EUR	600,000	McDonald's Corp	2.875%	12/17/25	847,320
EUR	600,000	Philip Morris International, Inc.	2.750%	3/19/25	825,485
USD	440,000	Post Holdings, Inc. (a)	6.750%	12/1/21	440,550
EUR	600,000	Procter & Gamble Co.	2.000%	8/16/22	804,802
USD	250,000	Reynolds Group Issuer, Inc.	5.750%	10/15/20	261,250
USD	540,000	Service Corp. International	7.625%	10/1/18	607,500
USD	580,000	Sprint Corp. (a)	7.875%	9/15/23	629,300
USD	407,000	Sprint Corp. (a)	7.125%	6/15/24	419,719
USD	109,000	T-Mobile USA, Inc.	6.836%	4/28/23	115,676
USD	125,000	Tenet Healthcare Corp.	8.000%	8/1/20	133,438
USD	800,000	Tenet Healthcare Corp.	8.125%	4/1/22	919,000
USD	60,000	Tenet Healthcare Corp.	6.000%	10/1/20	64,650
USD	1,450,000	Verizon Communications, Inc.	5.150%	9/15/23	1,625,008
					21,667,410
	Total corporate bonds
	(Cost $81,870,077)				79,214,896

US government obligations – 2.15%

	United States - 2.15%
USD	2,000,000	United States Treasury Note (g)	0.875%	1/31/18	1,986,562
	Total US government obligations
	(Cost $1,977,954)				1,986,562

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
October 31, 2014 (continued)

			Value
	Shares		(note2)

Investment companies – 1.31%

	United States – 1.31%
USD	30,000	SPDR Barclays Capital High Yield Bond ETF	$ 1,210,800
	Total investment companies
	(Cost $1,219,810)		1,210,800
	Total long-term investments
	(Cost $87,057,841)		84,405,928

	Shares

Short-term investment - 7.23%

	6,677,775	Fidelity Institutional Treasury Portfolio (h)	6,677,775
	Total short-term investment
	(Cost $6,677,775)		6,677,775
Total investments - 98.63%
	(Cost $93,735,616)		91,083,703
Financial Derivative Instruments, net (i)(Cost or Premiums, net $(1,264))–
0.77%			709,132
Net other assets and liabilities – 0.60%			557,864
Total net assets – 100.00%			$ 92,350,699

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2014, the restricted securities held by the Fund had an aggregate value of $13,608,492, which represented 14.7% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Variable or Floating rate interest rate security. Rate presented represents rate at October 31, 2014.
(d)	Security is in default.
(e)	Fair valued at October 31, 2014 as determined in good faith using procedures approved by the Board of Trustees.
(f)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(g)	A portion of this security is held at the broker as collateral for swap contracts.
(h)	This short-term investment was segregated for open forward foreign currency contracts, delayed delivery purchases and swap contracts at October 31, 2014.
(i)	Information with respect to financial derivative instruments is disclosed in the following tables.
(j)	Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(l)	Security is purchased on a delayed delivery basis.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
October 31, 2014 (continued)

(i) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Short)	State Street Bank, London	11/21/14	16,670	$ 26,663,215	$ 223,769	$ -
British Pound (Short)	Citibank, N.A.	11/21/14	1,246	1,993,600	6,400	-
British Pound (Long)	Citibank, N.A.	11/21/14	111	177,069	-	(1,530)
Euro (Short)	JP Morgan Chase Bank, N.A.	11/21/14	14,699	18,422,393	357,030	-
Euro (Short)	Citibank, N.A.	11/21/14	1,577	1,976,837	23,163	-
Total					$610,362	$(1,530)

CREDIT DEFAULT SWAP CONTRACTS
Upfront
		Rates		Implied	Notional	Unrealized	premiums	Value
	Reference	received/	Termination	credit	amount	appreciation/	paid/
Counterparty	entity	(paid)	date	spread	(000s)	(depreciation)	(received)	Asset	Liability
Protection purchased:
International Business
Deutsche Bank AG	Machines Corp.	(1.00)%	6/20/19	0.50%	$850	$ 7,628	$(26,706)	$ -	$(19,078)

Protection sold:
JPMorgan Chase Bank, N.A.	ConvaTec Healthcare	5.00%	12/20/17	1.01%	63	9,413	(1,639)	7,774	-
Barclays Bank plc	ConvaTec Healthcare	5.00%	12/20/18	1.38%	439	61,831	2,368	64,199	-
Citibank, N.A.	Cerved Group SpA	5.00%	12/20/18	2.46%	125	15,742	(3,066)	12,676	-
Citibank, N.A.	ConvaTec Healthcare	5.00%	3/20/19	1.48%	63	4,531	4,869	9,400	-
JPMorgan Chase Bank, N.A.	Beni Stabili SpA SIIQ	5.00%	6/20/19	1.96%	63	875	7,568	8,443	-
JPMorgan Chase Bank, N.A.	Beni Stabili SpA SIIQ	5.00%	6/20/19	1.96%	125	1,544	15,342	16,886	-
Total						$101,564	$ (1,264)	$119,378	$(19,078)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$ (1,264)	$729,740	$(20,608)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Life/Health Insurance	8.24
Telecommunication Services	7.22
Medical-Hospitals	5.03
Diversified Banking Institution	4.12
Cable TV	3.94
Telephone-Integrated	3.92
Tobacco	3.44
Commercial Banks Non-US	3.28
Rental Auto/Equipment	3.13
Multi-line Insurance	2.93
Finance-Other Services	2.52
Enterprise Software/Services	2.15
U.S. government obligations	2.15
Airport Development & Maintenance	1.95
Food-Catering	1.90
Commercial Services	1.89
Money Center Banks	1.81
Advertising Services	1.71
Containers - Metal/Glass	1.57
Food-Confectionery	1.48
Data Processing/Management	1.44
Medical-HMO	1.42
Auto Repair Centers	1.34
Corporate/Preferred-High Yield	1.31
Publishing-Newspapers	1.27
Cellular Telecommunications	1.26
Commercial Services-Finance	1.19
Computer Data Security	1.10
Professional Sports	1.08
Specified Purpose Acquisition	1.08
Property/Casualty Insurance	1.00
Gambling (Non-Hotel)	0.93
Electric-Generation	0.92
Retail - Restaurants	0.92
Television	0.90
Travel Services	0.90
Beverages - Wine & Spirits	0.88
Cosmetics & Toiletries	0.87
Food-Wholesale/Distribution	0.81
Poultry	0.81
Broadcast Services/Programs	0.77
Food-Retail	0.73
Funeral Services & Related Items	0.66
Apparel Manufacturers	0.55
Satellite Telecommunications	0.54
Food-Flour & Grain	0.48
Electronic Measurement Instruments	0.43
Feminine Health Care Products	0.43
Consumer Products - Miscellaneous	0.28
Industrial Gases	0.23
Consulting Services	0.19
Diversified Operations	0.18
Water	0.12
Finance - Investment Banking & Brokerage	—
Long-Term Investments	91.40
Short-Term Investment	7.23
Total investments	98.63
Financial Derivative Instruments	0.77
Net other assets and liabilities	0.60
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)		Total
Assets
Bank Loans
United States	$—	$1,993,670	$—		$1,993,670
Total Bank Loans	—	1,993,670	—		1,993,670
Corporate Bonds
France	—	7,679,880	—		7,679,880
Germany	—	1,400,315	—		1,400,315
Ireland	—	2,295,154	—		2,295,154
Italy	—	246,134	—		246,134
Jamaica	—	730,412	—		730,412
Luxembourg	—	5,515,002	—		5,515,002
Netherlands	—	3,920,051	—		3,920,051
Norway	—	1,031,343	—		1,031,343
Spain	—	1,025,000	—		1,025,000
Switzerland	—	1,065,300	—		1,065,300
United Kingdom	—	32,638,895	—		32,638,895
United States	—	21,667,410	—	*	21,667,410
Total Corporate Bonds	—	79,214,896	—	*	79,214,896
US Government Obligations
United States	—	1,986,562	—		1,986,562
Total US Government Obligations	—	1,986,562	—		1,986,562
Investment Companies
United States	1,210,800	—	—		1,210,800
Total Investment Companies	1,210,800	—	—		1,210,800
Short-term Investment	6,677,775	—	—		6,677,775
Total investments	7,888,575	83,195,128	—	*	91,083,703
Financial Derivative Instruments – Assets
Over-the-counter	—	729,740	—		729,740
Total Financial Derivative Instruments – Assets	—	729,740	—		729,740
Financial Derivative Instruments – Liabilities
Over-the-counter	—	(20,608)	—		(20,608)
Total Financial Derivative Instruments – Liabilities	—	(20,608)	—		(20,608)

* Fund held a Level 3 security that was fair valued at $0 at October 31, 2014.

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments

Strategic Income Fund
October 31, 2014 (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
	July 31,	discounts/	Realized	appreciation			in to	out of	October 31,
Investments in securities	2014	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2014
Corporate Bonds
Lehman Brothers UK
Capital Funding IV LP	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2014 was $0.

The Fund’s Adviser has determined that Lehman Brothers UK Capital Funding IV LP is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment on the basis that the company has filed for bankruptcy, the position is currently in default and is highly subordinated.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Unconstrained Bond Fund
October 31, 2014

	Face				Value
	amount		Coupon	Maturity	(note 2)
Corporate bonds – 45.70%

		Australia – 0.63%
USD	100,000	Leighton Finance USA Pty. Ltd.	5.950%	11/13/22	$ 105,751
EUR	50,000	Santos Finance, Ltd. (a)	8.250%	9/22/70	70,959
					176,710
		Bermuda – 0.74%
USD	200,000	Digicel Group, Ltd. (b)	8.250%	9/30/20	210,000

		Canada – 0.31%
USD	90,000	Tervita Corp. (b)	8.000%	11/15/18	86,850

		Denmark – 0.28%
EUR	50,000	DONG Energy A/S	6.500%	5/7/19	78,455

		Finland – 0.49%
EUR	100,000	Citycon OYJ	3.750%	6/24/20	139,375

		France – 5.33%
EUR	100,000	Arkema S.A. (a) (c)	4.750%	10/29/20	124,469
EUR	100,000	Dry Mix Solutions Investissements SAS (a)	4.334%	6/15/21	122,496
GBP	50,000	Electricite de France S.A.	6.125%	6/2/34	100,502
EUR	100,000	Holding d'Infrastructures de Transport SAS	2.250%	3/24/25	127,153
EUR	100,000	Holding Medi-Partenaires SAS	7.000%	5/15/20	131,581
EUR	100,000	Homevi SAS	6.875%	8/15/21	128,448
EUR	100,000	Ingenico	2.500%	5/20/21	128,899
EUR	100,000	Lagardere SCA	2.000%	9/19/19	125,571
EUR	100,000	Loxam SAS	4.875%	7/23/21	123,435
EUR	100,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	127,508
EUR	100,000	Orange S.A. (a) (c)	5.000%	10/1/26	127,909
EUR	100,000	Solvay Finance S.A. (a) (c)	5.425%	11/12/23	136,474
					1,504,445

		Hong Kong – 0.45%
EUR	100,000	Hutchison Whampoa Finance 14, Ltd.	1.375%	10/31/21	125,608

		Ireland – 0.48%
EUR	100,000	Eircom Finance, Ltd.	9.250%	5/15/20	136,123

		Italy – 1.44%
EUR	50,000	ACEA SpA	4.500%	3/16/20	73,491
	100,000	Cooperativa Muratori & Cementisti-CMC di
EUR		Ravenna SC	7.500%	8/1/21	121,627
EUR	150,000	Intesa Sanpaolo SpA	3.500%	1/17/22	211,979
					407,097

		Luxembourg – 3.45%
EUR	100,000	Altice S.A.	7.250%	5/15/22	129,858
GBP	100,000	Cabot Financial Luxembourg S.A.	8.375%	8/1/20	164,369
EUR	100,000	Geo Debt Finance SCA	7.500%	8/1/18	99,625
EUR	100,000	Grand City Properties S.A.	2.000%	10/29/21	120,146
USD	200,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	209,750
EUR	100,000	Matterhorn Mobile S.A. (a) (b)	5.328%	5/15/19	125,942
EUR	100,000	Wind Acquisition Finance S.A. (a) (b)	5.338%	4/30/19	126,067
					975,757

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Unconstrained Bond Fund
October 31, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		Mexico – 0.51%
EUR	100,000	America Movil SAB de C.V.	4.125%	10/25/19	$ 145,165

		Netherlands – 3.67%
EUR	70,000	BMW Finance N.V.	1.250%	9/5/22	89,372
	100,000	Cooperatieve Centrale Raiffeisen-
EUR		Boerenleenbank BA (a)	2.500%	5/26/26	126,593
EUR	100,000	EDP Finance BV	2.625%	1/18/22	124,432
GBP	50,000	Enel Finance International N.V.	5.750%	9/14/40	90,984
EUR	100,000	ING Bank N.V. (a)	3.625%	2/25/26	133,581
EUR	100,000	InterXion Holding N.V.	6.000%	7/15/20	131,017
EUR	100,000	NN Group N.V. (a) (c)	4.500%	1/15/26	123,490
EUR	100,000	TMF Group Holding BV (a)	5.538%	12/1/18	125,327
EUR	68,000	Volkswagen International Finance N.V. (a) (c)	4.625%	3/24/26	92,132
					1,036,928

		Switzerland – 0.45%
EUR	100,000	UBS AG	1.250%	9/3/21	127,288

		United Kingdom – 16.77%
GBP	100,000	Admiral Group plc	5.500%	7/25/24	164,478
GBP	100,000	Arqiva Financing plc	4.040%	6/30/20	165,032
EUR	100,000	Atrium European Real Estate, Ltd.	3.625%	10/17/22	126,186
EUR	100,000	Babcock International Group plc	1.750%	10/6/22	126,402
GBP	180,000	Broadgate Financing plc (a)	2.163%	10/5/23	281,467
GBP	100,000	EDU UK BondCo., plc	8.875%	9/15/18	159,186
USD	200,000	EnQuest plc	7.000%	4/15/22	180,000
GBP	50,000	Firstgroup plc	8.125%	9/19/18	94,632
GBP	100,000	Galaxy Bidco, Ltd. (a) (b)	5.560%	11/15/19	156,931
GBP	100,000	Gatwick Funding, Ltd.	6.125%	3/2/26	195,901
GBP	100,000	Hastings Insurance Group Finance plc (a) (b)	6.555%	10/21/19	158,990
GBP	50,000	HBOS Capital Funding LP (a) (c)	6.461%	11/30/18	83,684
GBP	50,000	HSBC Holdings plc	7.000%	4/7/38	101,795
GBP	100,000	Keystone Financing plc	9.500%	10/15/19	156,051
EUR	185,000	Leeds Building Society	2.625%	4/1/21	243,922
EUR	100,000	Nationwide Building Society (a)	4.125%	3/20/23	134,187
GBP	100,000	Odeon & UCI Finco plc	9.000%	8/1/18	144,773
GBP	100,000	Old Mutual plc	8.000%	6/3/21	182,069
GBP	100,000	Pension Insurance Corp., plc	6.500%	7/3/24	158,809
GBP	100,000	PGH Capital, Ltd.	5.750%	7/7/21	168,543
GBP	50,000	RSA Insurance Group plc (a)	9.375%	5/20/39	97,586
GBP	50,000	Southern Gas Networks plc (a)	0.845%	10/21/15	79,673
GBP	100,000	Standard Chartered plc	5.125%	6/6/34	152,182
GBP	100,000	Standard Life plc (a)	5.500%	12/4/42	169,127
GBP	100,000	Stretford 79 plc	6.750%	7/15/24	135,575
GBP	50,000	Tesco plc	6.125%	2/24/22	88,073
GBP	100,000	Thames Water Utilities Cayman Finance, Ltd.	4.000%	6/19/25	166,468
EUR	50,000	The Royal Bank of Scotland plc (a)	4.625%	9/22/21	63,977
EUR	100,000	Thomas Cook Finance plc	7.750%	6/15/20	129,173
EUR	100,000	Vougeot Bidco plc (a) (b)	5.332%	7/15/20	123,498
GBP	100,000	Western Power Distribution West Midlands plc	5.750%	4/16/32	191,855
GBP	100,000	William Hill plc	4.250%	6/5/20	156,771
					4,736,996

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		United States – 10.70%
USD	70,000	Amgen, Inc.	3.625%	5/22/24	$ 70,168
GBP	50,000	AT&T, Inc.	7.000%	4/30/40	110,033
GBP	50,000	Bank of America Corp.	7.750%	4/30/18	94,509
EUR	100,000	Bank of America Corp.	2.375%	6/19/24	132,110
USD	100,000	BlueLine Rental Finance Corp. (b)	7.000%	2/1/19	105,500
USD	100,000	California Resources Corp. (b)	5.500%	9/15/21	102,125
USD	200,000	Calpine Corp.	5.750%	1/15/25	202,750
USD	56,000	CCOH Safari LLC	5.500%	12/1/22	56,700
USD	100,000	Citigroup, Inc.	1.750%	5/1/18	99,150
GBP	100,000	Comcast Corp.	5.500%	11/23/29	192,826
USD	100,000	Crestview DS Merger Sub II, Inc.	10.000%	9/1/21	111,000
	70,000	DIRECTV Holdings LLC/DIRECTV
USD		Financing Co., Inc.	6.000%	8/15/40	78,860
USD	50,000	Dominion Resources, Inc. (a)	5.750%	10/1/54	52,111
USD	100,000	Hockey Merger Sub 2, Inc. (b)	7.875%	10/1/21	104,750
USD	200,000	Hot Topic, Inc. (b)	9.250%	6/15/21	216,000
USD	100,000	ILFC E-Capital Trust I (a) (b)	4.840%	12/21/65	95,000
USD	23,000	Landry's, Inc. (b)	9.375%	5/1/20	24,696
USD	35,000	Monsanto Co.	2.750%	7/15/21	34,713
USD	200,000	RCN Telecom Services LLC (b)	8.500%	8/15/20	210,500
USD	200,000	TMS International Corp. (b)	7.625%	10/15/21	210,000
USD	150,000	TransDigm, Inc.	6.000%	7/15/22	152,438
USD	200,000	Trinity Industries, Inc.	4.550%	10/1/24	195,161
USD	28,000	Verizon Communications, Inc.	6.550%	9/15/43	35,349
USD	27,000	Verizon Communications, Inc. (b)	5.012%	8/21/54	27,595
USD	100,000	West Corp. (b)	5.375%	7/15/22	97,250
USD	200,000	Zebra Technologies Corp. (b)	7.250%	10/15/22	211,000
					3,022,294
	Total corporate bonds
	(Cost $13,261,760)				12,909,091

Commercial mortgage-backed securities – 5.33%

		Germany – 2.73%
EUR	252,128	German Residential Funding plc (a)	1.783%	8/27/24	320,227
EUR	240,028	Juno Eclipse 2007-2, Ltd. (a)	0.376%	11/20/22	297,784
EUR	130,297	Juno Eclipse 2007-2, Ltd. (a)	0.446%	11/20/22	151,852
					769,863

		United Kingdom – 2.07%
GBP	112,997	Business Mortgage Finance 3 plc (a)	1.960%	11/15/38	183,993
GBP	49,386	DECO 12-UK 4 plc (a)	0.747%	1/27/20	76,554
GBP	98,773	DECO 12-UK 4 plc (a)	0.827%	1/27/20	144,577
GBP	112,586	Taurus CMBS UK 2014-1, Ltd. (a)	1.960%	5/1/22	180,959
					586,083
		United States – 0.53%
USD	150,000	Progress Residential Series 2014-SFR1 Trust (b)	1.254%	10/17/31	149,675

	Total commercial mortgage-backed securities
	(Cost $1,594,760)				1,505,621

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Unconstrained Bond Fund
October 31, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
Residential mortgage-backed securities – 5.87%

		Australia – 1.20%
EUR	147,491	Interstar Millennium Series 2004-1E Trust (a)	0.667%	5/7/36	$ 181,570
GBP	100,732	Interstar Millennium Series 2004-4E Trust (a)	0.920%	11/14/36	157,412
					338,982

		United Kingdom – 4.67%
GBP	119,000	Eurosail 2006-1 plc (a)	0.819%	6/10/44	172,815
EUR	140,000	Eurosail 2006-1 plc (a)	0.344%	6/10/44	159,211
USD	242,802	Granite Master Issuer plc (a)	0.237%	12/20/54	240,981
GBP	171,731	Money Partners Securities 4 plc (a)	0.943%	3/15/40	269,911
GBP	110,818	Newgate Funding 2007-1 (a)	0.690%	12/1/50	175,191
GBP	150,443	Rmac 2005-Ns3 plc (a)	0.923%	6/12/43	231,013
GBP	46,318	Southern Pacific Financing 05-B plc (a)	0.739%	6/10/43	71,680
					1,320,802
	Total residential mortgage-backed securities
	(Cost $1,735,367)				1,659,784

Collateralized loan obligations – 3.67%

		Ireland – 1.12%
EUR	127,000	Bacchus Series 2006-2 plc (a)	0.948%	8/17/22	154,271
EUR	130,000	Clavos Euro CDO Ltd. (a)	1.581%	4/18/23	162,378
					316,649

		Netherlands – 1.73%
EUR	250,000	Dalradian European CLO III BV (a)	0.728%	4/11/23	304,611
EUR	56,682	Grosvenor Place CLO II B.V. (a)	0.398%	3/28/23	70,967
EUR	100,000	Highlander Euro CDO II BV (a)	0.733%	12/14/22	113,434
					489,012

		United Kingdom – 0.82%
EUR	185,077	Lambda Finance B.V. (a)	0.632%	9/20/31	230,226

	Total collateralized loan obligations
	(Cost $1,079,995)				1,035,887

	Principal				Value
	amount		Coupon	Maturity	(note 2)

Sovereign debt obligations – 13.56%

AUD	60,000	Australia Government Bond (d)	4.000%	8/20/20	99,882
AUD	161,000	Australia Government Bond (d)	1.000%	11/21/18	146,318
EUR	557,123	Italy Buoni Poliennali Del Tesoro (b) (d)	2.350%	9/15/24	766,292
EUR	927,150	Italy Buoni Poliennali Del Tesoro (d)	2.350%	9/15/19	1,267,727
MXN	6,566,100	Mexican Bonos	10.000%	12/5/24	638,618
NZD	434,000	New Zealand Government Bond (d)	4.500%	2/15/16	525,672
RON	390,000	Romania Government Bond	5.950%	6/11/21	127,029

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

	Principal				Value
	amount		Coupon	Maturity	(note 2)
GBP	160,000	United Mexican States	5.625%	3/19/14	$ 258,512
	Total sovereign debt obligations
	(Cost $3,970,365)				3,830,050

	Face				Value
	amount		Coupon	Maturity	(note 2)

US government obligations – 3.71%

	United States - 3.71%
USD	217,378	United States Treasury Inflation Indexed Bonds (d)	0.750%	2/15/42	206,068
USD	840,000	United States Treasury Note (f)	0.375%	6/15/15	841,378
					1,047,446
	Total US government obligations
	(Cost $1,023,572)				1,047,446

Preferred stock – 0.36%

	United States - 0.36%
	100	Ally Financial, Inc. 7%, 12/01/14 (b) (c)			100,650
	Total Preferred stock
	(Cost $96,500)				100,650
	Total long-term investments
	(Cost $22,762,319)				22,088,529

	Shares

Short-term investment - 16.09%
	4,543,965	Fidelity Institutional Treasury Portfolio			4,543,965
	Total short-term investment
	(Cost $4,543,965)				4,543,965
Total investments - 94.29%(e)
	(Cost $27,306,284)				26,632,494
Financial Derivative Instruments, net (g) (Cost or Premiums, net $237,352) –
2.07%					583,922
Net other assets and liabilities – 3.64%					1,029,884
Total net assets – 100.00%					$ 28,246,300

(a)	Variable or Floating rate interest rate security. Rate presented represents rate at October 31, 2014.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2014, the restricted securities held by the Fund had an aggregate value of $3,409,311, which represented 12.1% of net assets.

(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)	Indexed security in which both the coupon and principal are adjusted in-line with movements in the inflation index in that sovereign market.
(e)
All or a portion of these securities and short-term investments were segregated as collateral for open futures contracts, forward foreign currency contracts, options and swap contracts. At October 31, 2014, the aggregate amount available to cover segregation requirements was $26,576,494.

(f)	A portion of this security is held at the broker as collateral for swap contracts.
(g)	Information with respect to financial derivative instruments is disclosed in the following tables.
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

(g) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS
			Current
	Number of	Expiration	notional	Unrealized appreciation/(depreciation)
	contracts	date	value	Asset	Liability
US Treasury 5 Year Note (Long)	16	12/31/14	$ 1,910,875	$ -	$ (13,888)
US Treasury 10 Year Note (Long)	6	12/19/14	758,156	2,978	-
Euro-Bobl (Short)	(2)	12/08/14	320,932	-	(568)
Euro-Bund (Short)	(2)	12/08/14	378,226	-	(6,007)
UK Long Gilt Bond (Short)	(11)	12/29/14	2,025,381	-	(27,666)
US Treasury 10 Year Note (Short)	(14)	12/19/14	1,769,031	18,590	-
US Treasury Long Bond (Short)	(12)	12/19/14	1,693,125	18,168	-
US Treasury Ultra Bond (Short)	(2)	12/19/14	313,625	-	(4,100)
Total				$ 39,736	$ (52,229)

PURCHASED OPTIONS
					Unrealized
	# of	Put/	Exercise	Expiration	appreciation/
Description	Contracts	Call	Price	Date	(depreciation)	Cost	Value
30 Year US Treasury Note Future	22	Put	$ 133	11/21/14	$ (18,951)	$ 19,294	$ 344
30 Year US Treasury Note Future	58	Put	134	12/26/14	(18,211)	32,711	14,500
Total					$ (37,162)	$ 52,005	$ 14,844

WRITTEN OPTIONS
					Unrealized
	# of	Put/	Exercise	Expiration	appreciation/	Premiums
Description	Contracts	Call	Price	Date	(depreciation)	Received	Value
30 Year US Treasury Note Future	(22)	Put	$ 130	11/21/14	$ 7,862	$ (8,206)	$ (344)
30 Year US Treasury Note Future	(58)	Put	131	12/26/14	7,633	(12,164)	(4,531)
Total					$ 15,495	$ (20,370)	$ (4,875)

SWAP CONTRACTS
Interest Rate Swap Contracts
	Notional	Portfolio		Annual		Unrealized appreciation/
	amounts	Pays/Receives		Fixed	Termination	(depreciation)
Exchange	(000s)	Floating Rate	Floating Rate Index	Rate	Date	Asset	Liability
CME Group	$752	Receives	6-month GBP LIBOR	3.3470%	12/20/2063	$ -	$ (51,084)
CME Group	627	Receives	6-month EURIBOR	2.9250%	12/27/2043	-	(42,810)
LCH.Clearnet	752	Receives	6-month EURIBOR	2.6000%	06/04/2044	-	(25,860)
LCH.Clearnet	4,239	Receives	6-month GBP LIBOR	2.9425%	07/10/2019	-	(49,217)
LCH.Clearnet	627	Receives	6-month EURIBOR	2.2800%	09/04/2044	-	(740)
LCH.Clearnet	1,980	Receives	3-month USD LIBOR	3.4270%	09/22/2026	-	(64,811)
LCH.Clearnet	3,290	Receives	3-month USD LIBOR	3.6300%	10/06/2034	-	(14,173)
LCH.Clearnet	1,290	Receives	3-month USD LIBOR	3.0490%	10/14/2026	1,657	-
LCH.Clearnet	4,223	Pays	6-month EURIBOR	0.7260%	06/10/2018	27,958	-

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

LCH.Clearnet	7,795	Pays	6-month EURIBOR	0.8090	09/04/2019	22,986	-
LCH.Clearnet	3,680	Pays	3-month USD LIBOR	3.1000	09/22/2021	67,608	-
LCH.Clearnet	3,059	Pays	6-month GBP LIBOR	1.7340	07/09/2017	14,015	-
LCH.Clearnet	4,700	Pays	3-month USD LIBOR	3.4630	10/06/2044	11,307	-
LCH.Clearnet	2,420	Pays	3-month USD LIBOR	2.6900	10/14/2021	-	(4,285)
Total					$ 145,531		$ (252,980)
CME Chicago Mercantile Exchange
LCH London Clearing House

Credit Default Swap Contracts
						Upfront
		Rates		Implied	Notional	premiums	Unrealized
	Reference	received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection purchased:
	iTraxx Crossover
ICE	5-Year Index, Series 22	(5.00)%	12/20/19	3.55%	$752	$ (52,750)	$4,412	-	$(48,338)
Total						$ (52,750)	$4,412	$ -	$(48,338)
ICE InterContinental Exchange
							Cost or Premiums, net	Asset	Liability
TOTAL SWAP CONTRACTS							$(52,750)	$145,531	$(301,318)

TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS							$(21,115)	$200,111	$(358,422)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Australian Dollar (Long)	Deutsche Bank AG	12/22/14	62	$53,942	$ -	(1,282)
Australian Dollar (Long)	Citibank, N.A.	12/22/14	49	43,260	575	-
Australian Dollar (Short)	JPMorgan Chase Bank, N.A.	12/22/14	276	242,444	4,425	-
British Pound (Long)	JPMorgan Chase Bank, N.A.	12/22/14	125	202,220	-	(2,295)
British Pound (Long)	Deutsche Bank AG	12/22/14	113	181,261	-	(3,146)
British Pound (Long)	Citibank, N.A.	12/22/14	268	430,752	-	(2,498)
British Pound (Short)	JPMorgan Chase Bank, N.A.	12/22/14	879	1,405,265	21,169	-
British Pound (Short)	Deutsche Bank AG	12/22/14	2,732	4,368,456	128,326	-
British Pound (Short)	Citibank, N.A.	12/22/14	1,374	2,196,992	42,598	-
Canadian Dollar (Long)	Citibank, N.A.	12/22/14	1,265	1,121,047	-	(8,838)
Canadian Dollar (Short)	JPMorgan Chase Bank, N.A.	12/22/14	787	697,744	20,202	-
Canadian Dollar (Short)	Citibank, N.A.	12/22/14	480	425,514	12,299	-
Columbian Peso (Long)	JPMorgan Chase Bank, N.A.	12/22/14	436	210,732	-	(3,267)
Euro (Long)	JPMorgan Chase Bank, N.A.	12/22/14	112	141,278	-	(1,850)
Euro (Long)	Deutsche Bank AG	12/22/14	311	389,500	-	(5,991)
Euro (Long)	Citibank, N.A.	12/22/14	1,342	1,317,520	-	(24,457)
Euro (Short)	JPMorgan Chase Bank, N.A.	12/22/14	5,966	7,478,998	252,192	-
Euro (Short)	Deutsche Bank AG	12/22/14	2,693	3,376,094	95,696	-
Euro (Short)	Citibank, N.A.	12/22/14	1,308	1,639,994	46,811	-
Indonesian Rupiah (Long)	Citibank, N.A.	12/22/14	1,317,060	108,272	272	-
Japanese Yen (Long)	Deutsche Bank AG	12/22/14	91,833	818,006	-	(29,062)
Japanese Yen (Short)	Deutsche Bank AG	12/22/14	91,100	811,479	27,649	-
Malaysian Ringgit (Long)	Deutsche Bank AG	12/22/14	716	215,391	-	(6,158)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

Malaysian Ringgit (Short)	Citibank, N.A.	12/22/14	361	108,674	1,326	-
Mexican Peso (Long)	JPMorgan Chase Bank, N.A.	12/22/14	5,673	420,063	-	(4,937)
Mexican Peso (Short)	JPMorgan Chase Bank, N.A.	12/22/14	8,770	649,361	7,781	-
New Zealand Dollar (Long)	JPMorgan Chase Bank, N.A.	12/22/14	29	22,343	-	(405)
New Zealand Dollar (Long)	Citibank, N.A.	12/22/14	27	20,949	48	-
New Zealand Dollar (Short)	JPMorgan Chase Bank, N.A.	12/22/14	442	342,936	7,394	-
New Zealand Dollar (Short)	Deutsche Bank AG	12/22/14	702	544,880	22,387	-
Polish Zloty (Long)	Citibank, N.A.	12/22/14	1,774	525,419	-	(14,001)
Polish Zloty (Short)	JPMorgan Chase Bank, N.A.	12/22/14	1,765	522,636	17,761	-
Romanian Leu (Short)	JPMorgan Chase Bank, N.A.	12/22/14	222	63,008	831	-
Romanian Leu (Short)	Citibank, N.A.	12/22/14	233	66,108	629	-
Thai Baht (Long)	Citibank, N.A.	12/22/14	6,977	213,763	-	(1,373)
Thai Baht (Short)	Citibank, N.A.	12/22/14	7,016	214,952	-	(952)
Total					$ 710,371	$ (110,512)

PURCHASED OPTIONS

Currency Options
						Unrealized
		Notional/	Put/	Exercise	Expiration	appreciation/
Description	Counterparty	Contracts	Call	Rate	Date	(depreciation)	Cost	Value
Euro vs. U.S. Dollar	Barclays Bank plc	530,000 EUR	Put	1.30	1/19/15	$ 15,706	$10,538	$26,244
Euro vs. U.S. Dollar	Citibank, N.A.	530,000 EUR	Put	1.30	1/19/15	15,706	10,538	26,244
New Zealand Dollar vs. U.S. Dollar	Barclays Bank plc	1,090,000 NZD	Put	0.74	3/30/15	(5,833)	16,600	10,767
Total						$ 25,579	$37,676	$63,255

Interest Rate Swaptions

						Unrealized
		Notional/	Put/	Exercise	Expiration	appreciation/
Description	Counterparty	Contracts	Call	Rate	Date	(depreciation)	Cost	Value
OTC 10-Year
Interest Rate Swap
(Pay 4%, Receive	Deutche
3 Month LIBOR)	Bank AG	4,100,000 USD	Put	4%	4/18/16	$ (65,203)	$101,680	$36,477

OTC 10-Year
Interest Rate Swap
(Pay 3%, Receive
6 Month EURIBOR)	Citibank, N.A.	1,000,000 EUR	Put	3%	4/17/19	(75,431)	130,538	55,107
Total						$(140,634)	$232,218	$91,584

							Cost	Value
TOTAL PURCHASED OPTIONS							$269,894	$154,839

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

WRITTEN OPTIONS

Currency Options

						Unrealized
		Notional/	Put/	Exercise	Expiration	appreciation/	Premiums
Description	Counterparty	Contracts	Call	Rate	Date	(depreciation)	Received	Value
Euro vs. U.S. Dollar	Barclays Bank plc	(530,000) EUR	Put	1.20	1/19/15	$ 1,356	$ (3,167)	$(1,811)
Euro vs. U.S. Dollar	Citibank, N.A.	(530,000) EUR	Put	1.20	1/19/15	1,356	(3,166)	(1,810)
New Zealand Dollar vs. U.S. Dollar	Barclays Bank plc	(1,090,000) NZD	Put	0.695	3/30/15	2,539	(5,988)	(3,449)
Total						$ 5,251	$(12,321)	$(7,070)

Interest Rate Swaptions

						Unrealized
		Notional/	Put/	Exercise	Expiration	appreciation/	Premiums
Description	Counterparty	Contracts	Call	Rate	Date	(depreciation)	Received	Value
OTC 10-Year
Interest Rate Swap
(Pay 3-month
LIBOR, Receive 5%)	Deutche Bank AG	(4,100,000) USD	Put	5%	4/18/16	$ 23,322	$(32,390)	$ (9,068)
OTC 10-Year
Interest Rate Swap
(Pay 6-month EURIBOR,
Receive 4%)	Citibank, N.A.	(1,000,000) EUR	Put	4%	4/17/19	36,237	(57,671)	(21,434)
Total						$ 59,559	$(90,061)	$(30,502)

							Premiums
							Received	Value
TOTAL WRITTEN OPTIONS							$(102,382)	$(37,572)

SWAP CONTRACTS
Interest Rate Swap Contracts
						Unrealized
	Notional	Portfolio		Annual		appreciation/
	amounts	Pays/Receives		Fixed	Termination	(depreciation)
Counterparty	(000s)	Floating Rate	Floating Rate Index	Rate	Date	Asset	Liability
JPMorgan Chase Bank, N.A.	$1,452	Receives	6-month AUD BBR BBSW	3.7460%	9/11/18	$ -	$(38,505)
Deutsche Bank AG	2,027	Pays	3-month NZD BBR	4.0300%	4/01/16	6,598	-
JPMorgan Chase Bank, N.A.	1,169	Pays	3-month NZD BBR	3.9750%	5/19/16	2,905	-
Deutsche Bank AG	1,056	Receives	6-month AUD BBR BBSW	4.8850%	6/11/24	-	(22,676)
JP Morgan Chase Bank, N.A.	5,563	Pays	3-month CAD CDOR	1.5300%	2/12/17	10,660	-
JP Morgan Chase Bank, N.A.	2,280	Receives	3-month CAD CDOR	2.0350%	2/12/20	-	(4,486)
Deutsche Bank AG	1,421	Receives	6-month AUD BBR BBSW	4.2825%	10/24/24	5,604	-
Total						$ 25,767	$(65,667)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

Inflation Swap Contracts
						Unrealized
	Notional	Portfolio		Annual		appreciation/
	amounts	Pays/Receives		Fixed	Termination	(depreciation)
Counterparty	(000s)	Floating Rate	Floating Rate Index	Rate	Date	Asset	Liability
			EUR Harmonized Index of
Citibank, N.A.	$ 501	Receives	Consumer Prices	1.6625%	4/15/24	$ -	$(18,659)
Citibank, N.A.	320	Receives	UK Retail Price Index	3.5350%	7/24/44	2,099	-
JPMorgan Chase Bank, N.A.	1,180	Receives	US Consumer Price Index	2.3150%	9/30/24	-	(9,785)
Total					$ 2,099		$(28,444)

Credit Default Swap Contracts

						Upfront
		Rates		Implied	Notional	premiums	Unrealized	Value
	Reference	received/	Termination	credit	amount	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liabilty
Protection sold:
Citibank, N.A.	Wendel	5.00%	3/20/19	0.99%	$125	$ 19,404	$ 2,258	$ 21,662	$ -
Citibank, N.A.	ISS Global A/S	5.00%	3/20/19	0.62%	125	27,001	(3,145)	23,856	-
Barclays Bank plc	ConvaTec Healthcare	5.00%	6/20/19	1.57%	63	9,320	310	9,630	-
Citibank, N.A.	ConvaTec Healthcare	5.00%	6/20/19	1.57%	63	8,603	1,027	9,630	-
	Brisa Concessao
Barclays Bank plc	Rodoviaria S.A.	5.00%	12/20/19	1.79%	125	18,483	1,275	19,758	-
JPMorgan Chase Bank,	Unilabs Subholding
N.A.	AB	5.00%	12/20/19	7.01%	125	(11,323)	977	-	(10,346)
	Schaeffler Finance
Citibank N.A.	B.V.	5.00%	12/20/19	2.17%	125	19,467	(2,305)	17,162
Total						$ 90,955	$ 397	$ 101,698	$ (10,346)

					Cost or Premiums, net			Asset	Liability
TOTAL SWAP CONTRACTS							$90,955	$129,564	$(104,457)

TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS							$258,467	$994,774	$(252,541)

TOTAL FINANCIAL DERIVATIVE INSTRUMENTS							$237,352	$1,194,885	$(610,963)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Sovereign	17.27%
Other ABS	4.85
Whole Loan CMO Other	4.70
CMBS Other	4.15
Commercial Banks Non-US	2.21
Diversified Banking Institution	2.21
Cable TV	1.91
Electric-Integrated	1.84
Telecommunication Services	1.73
Cellular Telecommunications	1.70
Life/Health Insurance	1.63
Property/Casualty Insurance	1.48
Real Estate Operations/Development	1.42
Building Societies	1.34
Oil & Gas Exploration & Production	1.25
Whole Loan CMO Mezzanine	1.18
Finance-Other Services	1.17
Multi-line Insurance	1.13
Telephone-Integrated	1.07
Building & Construction-Miscellaneous	0.98
Diversified Operations	0.96
Real Estate Management/Services	0.94
Chemicals - Diversified	0.92
Food-Retail	0.79
Retail - Apparel/Shoe	0.77
Machinery-General Industrials	0.75
Commercial Services	0.74
Satellite Telecommunications	0.74
Independent Power Producer	0.72
Airport Development & Maintenance	0.69
Diversified Manufacturing Operations	0.69
Transport-Services	0.69
Electric-Transmission	0.68
Auto-Cars/Light Trucks	0.64
Investment Management & Advising Services	0.64
Water	0.59
Gambling (Non-Hotel)	0.56
Schools	0.56
Aerospace/Defense-Equipment	0.54
Medical-Hospitals	0.47
Applications Software	0.46
Computers-Integrated Systems	0.46
Retirement/Aged Care	0.46
Travel Services	0.46
Building Maintenance & Services	0.45
Computer Data Security	0.45
Public Thoroughfares	0.45
Commercial Services-Finance	0.44
Multimedia	0.44
Rental Auto/Equipment	0.44
Theaters	0.44

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

Building Products-Cement Aggregates	0.43
Beverages-Non-alcoholic	0.39
Diversified Financial Services	0.37
Insurance Brokers	0.37
Machinery-Construction & Mining	0.37
Finance-Leasing Company	0.34
Finance - Investment Banking & Brokerage	0.33
Hazardous Waste Disposal	0.31
Money Center Banks	0.30
Gas-Distribution	0.28
Medical-Biomedical/Gene	0.25
Agricultural Chemicals	0.12
Retail - Restaurants	0.09
Long-Term Investments	78.20
Short-Term Investment	16.09
Total investments	94.29
Financial Derivatives Instruments	2.07
Net other assets and liabilities	3.64
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014:

	Quoted
	prices in
	active
	markets for	Significant other	significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Australia	$ —	$ 176,710	$ —	$ 176,710
Bermuda	—	210,000	—	210,000
Canada	—	86,850	—	86,850
Denmark	—	78,455	—	78,455
Finland	—	139,375	—	139,375
France	—	1,504,445	—	1,504,445
Hong Kong	—	125,608	—	125,608
Ireland	—	136,123	—	136,123
Italy	—	407,097	—	407,097
Luxembourg	—	975,757	—	975,757
Mexico	—	145,165	—	145,165
Netherlands	—	1,036,928	—	1,036,928
Switzerland	—	127,288	—	127,288
United Kingdom	—	4,736,996	—	4,736,996
United States	—	3,022,294	—	3,022,294
Total Corporate Bonds	—	12,909,091	—	12,909,091
Commercial Mortgage-backed Securities
Germany	—	769,863	—	769,863
United Kingdom	—	586,083	—	586,083
United States	—	149,675	—	149,675
Total Commercial Mortgage-backed Securities	—	1,505,621	—	1,505,621
Residential mortgage-backed securities
Australia	—	338,982	—	338,982
United Kingdom	—	1,320,802	—	1,320,802
Total Residential Mortgage-backed Securities	—	1,659,784	—	1,659,784
Collateralized Loan Obligations
Ireland	—	316,649	—	316,649
Netherlands	—	489,012	—	489,012
United Kingdom	—	230,226	—	230,226
Total Collateralized Loan Obligations	—	1,035,887	—	1,035,887
Sovereign Debt Obligations	—	3,830,050	—	3,830,050
US Government Obligations
United States	—	1,047,446	—	1,047,446
Total US Government Obligations	—	1,047,446	—	1,047,446
Preferred Stock
United States	—	100,650	—	100,650
Total Preferred Stock	—	100,650	—	100,650
Short-Term Investment	4,543,965	—	—	4,543,965

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
October 31, 2014 (continued)

Total Investments	4,543,965	22,088,529	—	26,632,494
Financial Derivative Instruments – Assets
Exchange-traded or centrally-cleared	54,580	145,531	—	200,111
Over-the-counter	—	994,774	—	994,774
Total Financial Derivative Instruments – Assets	$ 54,580	$ 1,140,305	$ —	$ 1,194,885
Liabilities
Financial Derivative Instruments – Liabilities
Exchange-traded or centrally-cleared	(57,104)	(301,318)	—	(358,422)
Over-the-counter	—	(252,541)	—	(252,541)
Total Financial Derivative Instruments – Liabilities	$ (57,104)	$ (553,859)	$ —	$ (610,963)

During the period ended October 31, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among eleven series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Opportunities Fund, Henderson International Select Equity Fund, Henderson Strategic Income Fund and Henderson Unconstrained Bond Fund (collectively, the “Funds”) are included in this report. Each is a separate series of the Trust and each is diversified except for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson High Yield Opportunities Fund, Henderson International Select Equity Fund and Henderson Unconstrained Bond Fund. The Henderson International Select Equity Fund commenced operations on September 30, 2014.

Though it may invest directly in securities, the Henderson All Asset Fund is primarily a Fund-of-Funds (“FoF”) that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market and derivative instruments. The FoF does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the FoF, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets subject to 1940 Act limitations and any exemptive relief provided thereto. The FoFs’ “Portfolio of Investments” lists the underlying funds held as an investment of the FoF as of period end, but does not include the holdings of the underlying funds.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“GAAP”). The preparation of the portfolios of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter ("OTC") market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments at time of purchase with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates fair market value. Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

OTC financial derivatives instruments between the Funds and their counterparties, including swap contracts and options (including swaptions), and centrally-cleared swap contracts listed or traded on a multi-lateral or trade facility platform, such as a registered exchange, are valued using independent values provided by independent pricing services when available. Otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions
Investment transactions are accounted for on a trade-date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date.

Foreign currency translation
Investments in securities, financial derivative instruments  and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for speculative purposes of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, the extent of which may subject the Fund to loss in excess of the amount recognized as unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying asset. Unrealized appreciation or depreciation is recognized but not considered realized until the contracts expire or are closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and/or the underlying hedged assets. With futures contracts, there is limited counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Options
The Funds may purchase put and call options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Alternatively, certain Funds may write (sell) call and put options on securities and financial derivative instruments in order to gain exposure to, or protect against, changes in the markets. The Funds may use options on exchange-traded futures contracts, indices or securities to hedge an existing position or future investment, for speculative purposes, or to manage exposure to market movements. The Funds may also use foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The Funds may also use interest rate swaptions in which the underlying instrument is an interest rate swap (discussed below under “Swap contracts”). Swaptions are agreements to enter into a pre-defined swap agreement by some specified date in the future. The writer of a swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. These types of options may be used to hedge against unfavorable fluctuations in interest rates.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument, while purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium when purchasing call options or put options. The option is subsequently valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. There is limited counterparty risk with respect to exchange-traded purchased options as settlement is facilitated through a central clearinghouse. There is inherently more risk in counterparty non-performance for OTC purchased options, although the risk is generally limited to the premium paid. When applicable, options purchased by the Funds and outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option. Written options are subject to substantial risks. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a derivative instrument, security or currency at a price different from current market value. Further, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. When applicable, open options and swaptions at the end of the period are listed in each Fund's Portfolio of Investments.

The number of options/swaptions written and the premiums received, including both exchange-traded and OTC options, by the Unconstrained Bond Fund during the period ended October 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	7,460,012	$114,725
Options written during period	1,090,161	34,334
Options bought back during period	(1,300,070)	(24,557)
Option expired during period	(23)	(1,750)
Options outstanding, end of period	7,250,080	122,752

Swap contracts
The Funds may enter into interest rate, total return, credit default, inflation, currency and other swap contracts. Swap contracts are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap the returns (or the differential in rates of return) earned or realized on particular investments, instruments, indices or other measures for a defined series of cash flows at a predetermined rate at specified, future intervals. Swap contracts are privately negotiated in the OTC market (“OTC swaps”), or may be executed on a multi-lateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time.

Certain Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation or pay a net amount equal to the par value of the defaulted reference entity less its recovery value. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts as of period end are disclosed in the Portfolios of Investments, as applicable. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Certain Funds hold fixed-rate and/or floating-rate bonds. Accordingly, the Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives as the value of these bonds may decrease if interest rates rise, or vice versa. To hedge against this risk and/or to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swap contracts involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on the notional amount.

Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation). Daily changes in the valuation of centrally-cleared swaps are recorded as a receivable or payable for the change in value (“variation margin”). Swap payments received or made at the beginning of the measurement period represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains or losses.

Entering into these contracts involves, to varying degrees, elements of counterparty, interest, credit and market risk in excess of the amounts recognized in the Portfolios of Investments. Such risks involve the potential inability of the counterparties to meet the terms of their contract (which is limited with respect to centrally cleared swaps as described below), unanticipated changes in the value of the swap contract, the possibility that there will be no liquid market for the contract, and that there may be unfavorable changes in interest rates. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the contracts, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. There is limited counterparty credit risk with respect to centrally cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on the fluctuations in the fair value of the reference entity. The magnitude of counterparty credit risk is different depending on the type of swap. Under a credit default swap, the Funds’ maximum risk of loss as the protection buyer is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. Alternatively, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. At October 31, 2014, notional outstanding for credit protection sold, translated into US Dollar amounts, equated to $250,000 for the High Yield Opportunities Fund, $877,205 for the Strategic Income Fund and $751,890 for the Unconstrained Bond Fund. Alternatively, under an interest rate swap, as notional is not exchanged, the Funds’ maximum risk of loss is limited to the unrealized loss on the contracts. When applicable, open swap contracts at the end of the period are listed in each Fund's Portfolio of Investments.

3. Fair value measurements
US GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs based on the best information available in the circumstances to the extent observable inputs are not available (including the Fund's own assumptions in determining the fair value of investments)

Tables included under the heading “Fair value measurements” summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2014 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

4. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns 5% or more of its outstanding voting shares. Additionally, certain of the Funds held ownership in other Funds within the Trust. At October 31, 2014, the All Asset Fund held 0.05% of the Henderson Global Equity Income Fund, 0.41% of the Henderson Global Technology Fund , 1.27% of the Henderson Strategic Income Fund and 10.48% of the Henderson Unconstrained Bond Fund. Transactions in affiliates during the period ended October 31, 2014 were as follows:

Affiliate	Value 7/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2014	Dividend Income
All Asset
Henderson Global Equity Income Fund	$ 1,592,855	$ 20,595	$ -	$ (76,559)	$ -	$ 1,536,891	$ 20,595
Henderson Global Technology Fund	1,341,022	-	-	30,378	-	1,371,400	-
Henderson Strategic Income Fund	1,169,018	13,906	-	(14,192)	-	1,168,732	13,906
Henderson Unconstrained Bond Fund	2,980,887	11,624	-	(31,032)	-	2,961,479	11,624
Total	$ 7,083,782	$ 46,125	$ -	$ (91,405)	$ -	$ 7,038,502	$ 46,125

The aggregate cost and value of affiliates at October 31, 2014 is $6,725,928 and $7,038,502, respectively. Investments in affiliates represented 10.93% of total net assets of the All Asset Fund as of October 31, 2014.

5. Commitments
In pursuing its investment objective of seeking total return through investment in a broad range of asset classes, the All Asset Fund committed $2,500,000 in exchange for limited partner interests in the TIAA-CREF Asset Management Core Property Fund LP (“CPF”). As of October 31, 2014, the All Asset Fund had satisfied $1,305,000 of the commitment based on capital calls issued by the CPF’s General Partner. Subsequent to October 31, 2014, the All Asset Fund further contributed to the CPF and as of December 1, 2014, has satisfied the $2,500,000 commitment in full.

6. Federal income tax cost basis
The US federal income tax basis of investments, excluding financial derivative instruments, at October 31, 2014, and the gross unrealized appreciation and depreciation, were as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
All Asset	$61,073,637	$2,721,596	$(408,654)	$2,312,942
Dividend & Income Builder	31,182,017	1,414,933	(1,214,968)	199,965
Emerging Markets Opportunities	26,222,969	4,226,873	(2,432,326)	1,794,547
European Focus	2,212,833,249	150,622,711	(260,314,733)	(109,692,022)
Global Equity Income	2,969,085,534	174,934,181	(151,947,967)	22,986,214
Global Technology	248,977,379	91,683,464	(7,285,180)	84,398,284
High Yield Opportunities	27,791,602	516,878	(380,634)	136,244
International Opportunities	3,260,727,622	641,630,227	(165,151,622)	476,478,605
International Select Equity	4,943,859	80,193	(160,326)	(80,133)
Strategic Income	93,735,616	1,859,330	(4,511,243)	(2,651,913)
Unconstrained Bond	27,306,284	186,130	(859,920)	(673,790)

7. Recently issued accounting pronouncements
In June 2013, the Financial Accounting Standards Board issued ASU 2013-08, “Financials Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which sets forth a new approach for determining whether a public or private company is an Investment Company and sets certain measurement and disclosure requirements for an Investment Company. The amendments are effective for fiscal years beginning on or after December 15, 2013. An entity regulated under the 1940 Act would automatically qualify as an Investment Company for accounting purposes under Topic 946 and thus the Funds’ management believes the release has no impact to the Funds.

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      December 23, 2014

By:         /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:      December 23, 2014